Schedule of Investments (Unaudited) December 31, 2020

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Communication Services — 5.0%
China South Publishing & Media Group, Cl A	22,300	$32,712
Focus Media Information Technology, Cl A	318,500	483,880
Oriental Pearl Group, Cl A	63,500	87,382
Wasu Media Holding, Cl A	17,800	23,453
		627,427
Consumer Discretionary — 23.3%
Anhui Zhongding Sealing Parts, Cl A	22,800	41,096
Changchun Faway Automobile Components, Cl A	16,600	25,654
Chongqing Zongshen Power Machinery, Cl A	21,400	25,397
Chow Tai Seng Jewellery, Cl A	9,000	36,919
FAWER Automotive Parts, Cl A	22,000	24,856
Guangdong Xinbao Electrical Appliances Holdings, Cl A	10,000	65,033
Guangzhou Automobile Group, Cl A	28,800	58,915
Haier Smart Home, Cl A	117,400	527,849
Hisense Home Appliances Group, Cl A	14,100	31,275
Huayu Automotive Systems, Cl A	48,900	216,927
Lao Feng Xiang, Cl A	4,000	27,910
Midea Group, Cl A	49,100	743,984
SAIC Motor, Cl A	108,700	408,923
Shanghai Yuyuan Tourist Mart Group, Cl A	48,200	65,957
TCL Technology Group, Cl A	430,100	468,720
Weifu High-Technology Group, Cl A	15,600	55,684
Wuchan Zhongda Group, Cl A	78,400	52,736
Xiamen Comfort Science & Technology Group, Cl A	13,400	27,742
Xiamen Intretech, Cl A	4,300	42,579
		2,948,156
Consumer Staples — 8.8%
Beijing Dabeinong Technology Group, Cl A	91,000	135,310
Henan Shuanghui Investment & Development, Cl A	32,300	233,376
Inner Mongolia Yili Industrial Group, Cl A	103,500	706,871
Tecon Biology	23,400	38,144
		1,113,701
Energy — 2.2%
China Shenhua Energy, Cl A	102,301	283,599

Financials — 9.0%
Avic Capital, Cl A	166,000	111,916
China Merchants Securities, Cl A	115,100	413,511
GF Securities, Cl A	91,800	230,042
Guotai Junan Securities, Cl A	139,900	377,494
		1,132,963

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 4.7%
China Animal Healthcare *(A)(B)(C)	4,000	$—
China Resources Sanjiu Medical & Pharmaceutical, Cl A	12,200	46,834
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	17,500	78,791
Jinyu Bio-Technology, Cl A	35,000	112,543
Shanghai Kehua Bio-Engineering, Cl A	12,800	30,381
Xiamen Kingdomway Group, Cl A	7,700	41,092
Yunnan Baiyao Group, Cl A	15,900	278,026
		587,667
Industrials — 19.9%
Beijing New Building Materials, Cl A	30,600	188,640
Camel Group, Cl A	20,900	30,079
China Gezhouba Group, Cl A	85,600	86,698
China Meheco, Cl A	16,600	36,616
China National Chemical Engineering, Cl A	76,500	69,121
China Railway Group, Cl A	315,500	255,930
China State Construction Engineering, Cl A	650,400	497,563
CNHTC Jinan Truck, Cl A	8,400	40,677
Fujian Longking, Cl A	23,200	31,711
Fujian Longma Environmental Sanitation Equipment, Cl A	12,900	31,929
Hangcha Group, Cl A	10,800	34,927
Hangxiao Steel Structure, Cl A	40,000	23,089
Jiangsu Expressway, Cl A	15,400	21,832
Jiangsu Linyang Energy, Cl A	32,500	39,620
Ningbo Zhoushan Port, Cl A	98,100	59,192
Shandong Hi-speed, Cl A	19,400	18,454
Shanghai Construction Group, Cl A	137,900	63,891
Shanghai Hanbell Precise Machinery, Cl A	6,600	15,320
Shanghai Mechanical and Electrical Industry, Cl A	10,100	30,254
Shanghai Tunnel Engineering, Cl A	58,600	48,798
Sichuan Road & Bridge, Cl A	59,300	41,166
TangShan Port Group, Cl A	92,000	35,120
Weichai Power, Cl A	148,600	361,170
Xiamen C & D, Cl A	53,400	67,483
Xinjiang Goldwind Science & Technology, Cl A	85,600	187,758
Zhejiang Wanliyang, Cl A	20,900	28,696
Zhejiang Weixing New Building Materials, Cl A	19,600	56,417
Zhejiang Yankon Group, Cl A	24,200	13,708
Zhuzhou Kibing Group, Cl A	50,000	98,512
		2,514,371
Information Technology — 2.2%
Chaozhou Three-Circle Group, Cl A	33,800	193,800
Hanergy Thin Film Power Group *(A)(B)(C)	65,064	—
MLS, Cl A	23,100	51,877
Shenzhen Topband, Cl A	28,100	35,078
		280,755

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 8.6%
China Lumena New Materials *(A)(B)(C)	718	$—
CSG Holding	42,547	48,332
DeHua TB New Decoration Materials, Cl A	16,700	23,058
Fangda Special Steel Technology, Cl A *	33,500	35,786
Guangdong Tapai Group, Cl A	22,200	43,534
Hongda Xingye, Cl A	50,900	23,504
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	104,600	79,698
ORG Technology, Cl A	52,400	39,845
Shenzhen Jinjia Group, Cl A	27,300	38,786
Tianhe Chemicals Group *(A)(B)(C)	40,000	—
Xinyangfeng Agricultural Technology, Cl A	20,200	49,749
Yintai Gold, Cl A	51,700	68,518
Zibo Qixiang Tengda Chemical, Cl A	22,100	28,439
Zijin Mining Group, Cl A	426,200	609,452
		1,088,701
Real Estate — 9.4%
China Merchants Shekou Industrial Zone Holdings, Cl A	98,300	201,089
China Vanke, Cl A	144,000	636,143
Financial Street Holdings, Cl A	37,100	36,834
Gemdale, Cl A	70,000	145,460
Greenland Holdings, Cl A	113,200	101,584
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	27,300	44,963
Shanghai Shimao, Cl A	34,800	24,694
		1,190,767
Utilities — 6.9%
China National Nuclear Power, Cl A	193,100	146,237
China Yangtze Power, Cl A	208,535	615,014
Hubei Energy Group, Cl A	60,500	36,133
Shenergy, Cl A	76,200	61,226
Shenzhen Gas, Cl A	17,900	19,948
		878,558
TOTAL COMMON STOCK
(Cost $11,721,151)		12,646,665

TOTAL INVESTMENTS — 100.0%
(Cost $11,721,151)		12,646,665
OTHER ASSETS LESS LIABILITIES – 0.0%		4,715
NET ASSETS - 100%		$12,651,380

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of December 31, 2020 was $0 and represents 0.0% of Net Assets.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CICC China Leaders 100 Index ETF

(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2020 was $0 and represents 0.0% of Net Assets.

Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$627,427	$—	$—	$627,427
Consumer Discretionary	2,889,241	58,915	—	2,948,156
Consumer Staples	1,113,701	—	—	1,113,701
Energy	283,599	—	—	283,599
Financials	1,132,963	—	—	1,132,963
Health Care	587,667	—	—	587,667
Industrials	2,448,997	65,374	—	2,514,371
Information Technology	280,755	—	—	280,755
Materials	1,088,701	—	—	1,088,701
Real Estate	1,190,767	—	—	1,190,767
Utilities	878,558	—	—	878,558
Total Common Stock	12,522,376	124,289	—	12,646,665
Total Investments in Securities	$12,522,376	$124,289	$—	$12,646,665

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 92.5%
Communication Services — 31.6%
Autohome ADR	497,301	$49,541,126
Baidu ADR *	738,223	159,633,341
Bilibili ADR *	1,666,233	142,829,493
China Literature * (A)	4,251,000	33,360,634
DouYu International Holdings ADR *	1,321,096	14,277,902
HUYA ADR * (A)	591,800	11,794,574
iQIYI ADR * (A)	2,488,413	43,368,176
JOYY ADR	482,470	38,627,943
Momo ADR *	1,220,038	16,862,307
NetEase ADR	1,551,438	148,642,558
SINA * (A)	491,286	20,820,701
Tencent Holdings	4,706,575	342,347,131
Tencent Music Entertainment Group ADR *	4,146,414	79,777,005
Weibo ADR *	567,981	23,281,541
		1,125,164,432
Consumer Discretionary — 43.6%
Alibaba Group Holding ADR *	1,189,121	276,744,130
Alibaba Group Holding *	800	23,998
Baozun ADR * (A)	485,501	16,676,959
Dada Nexus ADR * (A)	745,584	27,058,321
GSX Techedu ADR * (A)	788,062	40,750,686
JD.com ADR *	2,559,132	225,208,279
Meituan, Cl B *	7,691,600	292,234,872
Pinduoduo ADR *	1,601,553	284,911,355
TAL Education Group ADR *	2,043,811	146,152,925
Trip.com Group ADR *	4,058,784	136,902,784
Vipshop Holdings ADR *	3,847,777	108,161,012
		1,554,825,321
Financials — 4.0%
Lufax Holding ADR * (A)	6,066,713	86,147,324
ZhongAn Online P&C Insurance, Cl H * (A)	11,854,300	55,343,560
		141,490,884
Health Care — 4.4%
Alibaba Health Information Technology *	33,782,000	99,770,797
Ping An Healthcare and Technology * (A)	4,795,200	58,132,257
		157,903,054
Industrials — 0.6%
51job ADR *	293,542	20,547,940

Information Technology — 4.5%
Agora ADR * (A)	597,285	23,628,595
Chindata Group Holdings ADR * (A)	1,257,475	29,844,405
Kingsoft	7,696,000	49,626,960

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Kingsoft Cloud Holdings ADR * (A)	725,750	$31,606,412
Weimob *	14,911,000	26,807,243
		161,513,615
Real Estate — 3.8%
KE Holdings ADR *	2,171,224	133,617,125
TOTAL CHINA		3,295,062,371

HONG KONG — 7.5%
Communication Services — 0.6%
Alibaba Pictures Group *	113,794,000	14,088,774
Archosaur Games *	1,987,000	5,381,456
		19,470,230
Consumer Discretionary — 5.0%
JD Health International *	7,801,700	150,925,669
Koolearn Technology Holding * (A)	3,061,000	11,014,128
Tongcheng-Elong Holdings *	9,021,200	17,451,718
		179,391,515
Information Technology — 1.9%
Ming Yuan Cloud Group Holdings *	9,718,000	59,908,355
Yeahka * (A)	1,782,800	8,645,161
		68,553,516
TOTAL HONG KONG		267,415,261
TOTAL COMMON STOCK
(Cost $2,931,897,321)		3,562,477,632

SHORT-TERM INVESTMENT(B)(C) — 8.8%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	315,308,602	315,308,602
TOTAL SHORT-TERM INVESTMENT
(Cost $315,308,602)		315,308,602

TOTAL INVESTMENTS — 108.8%
(Cost $3,247,205,923)		3,877,786,234
OTHER ASSETS LESS LIABILITIES – (8.8)%		(314,859,623)
NET ASSETS - 100%		$3,562,926,611

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $297,770,152.
(B)	The rate shown is the 7-day effective yield as of December 31, 2020.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2020 was $315,308,602.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CSI China Internet ETF

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.9%
Communication Services — 2.0%
Beijing Enlight Media, Cl A	408,659	$759,240
Beijing Kunlun Tech, Cl A	162,414	498,743
China Film, Cl A	215,421	413,158
China South Publishing & Media Group, Cl A	248,711	364,837
China United Network Communications, Cl A	3,600,620	2,471,853
Focus Media Information Technology, Cl A	2,044,832	3,106,600
G-bits Network Technology Xiamen, Cl A	10,008	656,247
Giant Network Group, Cl A	233,587	626,696
Leo Group, Cl A	935,406	436,268
Mango Excellent Media, Cl A	248,020	2,767,803
NanJi E-Commerce, Cl A	341,893	719,924
Oriental Pearl Group, Cl A	475,706	654,616
Perfect World, Cl A	270,201	1,226,929
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	294,309	1,414,771
Zhejiang Century Huatong Group, Cl A *	1,038,265	1,136,288
		17,253,973
Consumer Discretionary — 6.7%
BYD, Cl A	252,609	7,554,960
Changzhou Xingyu Automotive Lighting Systems, Cl A	38,501	1,188,220
China Tourism Group Duty Free, Cl A	271,954	11,823,541
Chongqing Changan Automobile, Cl A *	621,534	2,093,258
FAW Jiefang Group, Cl A *	428,103	769,665
Fuyao Glass Industry Group, Cl A	278,989	2,063,436
Great Wall Motor, Cl A	310,343	1,806,172
Guangdong Xinbao Electrical Appliances Holdings, Cl A	92,500	601,560
Haier Smart Home, Cl A	878,818	3,951,309
Hangzhou Robam Appliances, Cl A	132,226	829,993
Huayu Automotive Systems, Cl A	439,179	1,948,256
Jason Furniture Hangzhou, Cl A	88,077	955,925
Joyoung, Cl A *	106,187	523,690
Kuang-Chi Technologies, Cl A *	300,190	1,028,103
Liaoning Cheng Da, Cl A	213,109	797,767
NavInfo, Cl A	271,579	596,528
Ningbo Joyson Electronic, Cl A	189,475	739,625
Ningbo Tuopu Group, Cl A	147,020	869,676
Offcn Education Technology, Cl A	229,095	1,238,809
Oppein Home Group, Cl A	54,644	1,131,294
SAIC Motor, Cl A	1,085,067	4,081,956
Shandong Linglong Tyre, Cl A	175,288	948,932
Shanghai Jinjiang International Hotels, Cl A	111,700	885,980
Shanghai Yuyuan Tourist Mart Group, Cl A	448,169	613,273
Shenzhen MTC, Cl A *	626,900	598,275
Shenzhen Overseas Chinese Town, Cl A	1,142,582	1,246,936
Songcheng Performance Development, Cl A	364,281	993,598

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Suning.com, Cl A	1,296,959	$1,539,186
Suofeiya Home Collection, Cl A	63,184	251,894
TCL Technology Group, Cl A	1,883,400	2,052,515
Wangfujing Group, Cl A	107,537	539,286
Weifu High-Technology Group, Cl A	115,874	413,616
Wuchan Zhongda Group, Cl A	700,930	471,484
Xiamen Intretech, Cl A	63,452	628,303
Zhejiang Semir Garment, Cl A	311,388	480,264
Zhejiang Supor, Cl A *	76,165	914,334
		59,171,619
Consumer Staples — 18.9%
Angel Yeast, Cl A	114,810	902,519
Anhui Gujing Distillery, Cl A	53,450	2,237,830
Anhui Kouzi Distillery, Cl A	83,600	886,617
Beijing Dabeinong Technology Group, Cl A	584,500	869,105
Beijing Shunxin Agriculture, Cl A	103,290	1,153,311
Beijing Yanjing Brewery, Cl A	390,242	511,781
By-health, Cl A	220,129	818,286
C&S Paper, Cl A	181,258	582,278
Chacha Food, Cl A	70,215	582,004
Chongqing Brewery, Cl A	67,388	1,234,251
Chongqing Fuling Zhacai Group, Cl A	109,957	715,935
DaShenLin Pharmaceutical Group, Cl A	91,483	1,103,291
Foshan Haitian Flavouring & Food, Cl A	376,191	11,612,345
Fu Jian Anjoy Foods, Cl A	33,009	979,958
Fujian Sunner Development, Cl A	173,333	708,097
Guangdong Haid Group, Cl A	220,129	2,219,367
Heilongjiang Agriculture, Cl A	246,200	729,507
Henan Shuanghui Investment & Development, Cl A	402,224	2,906,174
Inner Mongolia Yili Industrial Group, Cl A	847,465	5,787,909
Jiangsu King's Luck Brewery JSC, Cl A	174,807	1,543,938
Jiangsu Yanghe Brewery Joint-Stock, Cl A	209,918	7,625,245
Jiangxi Zhengbang Technology, Cl A	348,861	915,024
JiuGui Liquor, Cl A	45,300	1,091,247
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	111,014	1,138,907
Juewei Food, Cl A	84,800	1,012,120
Kweichow Moutai, Cl A	174,989	53,816,663
Laobaixing Pharmacy Chain JSC, Cl A	56,560	547,000
Luzhou Laojiao, Cl A	204,046	7,103,206
Muyuan Foods, Cl A	522,083	6,195,901
New Hope Liuhe, Cl A	599,551	2,067,210
Proya Cosmetics, Cl A	28,035	768,124
Qianhe Condiment and Food, Cl A	92,132	530,103
Sanquan Food, Cl A	110,654	441,993
Shanghai Bairun Investment Holding Group, Cl A	72,397	1,162,181
Shanghai Jahwa United, Cl A	93,000	497,162
Shanxi Xinghuacun Fen Wine Factory, Cl A	121,426	7,014,379

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sichuan Swellfun, Cl A	68,063	$869,770
Toly Bread, Cl A	76,540	696,284
Tongwei, Cl A	597,380	3,534,635
Tsingtao Brewery, Cl A	98,824	1,512,026
Wens Foodstuffs Group	887,895	2,491,488
Wuliangye Yibin, Cl A	540,722	24,290,937
Yifeng Pharmacy Chain, Cl A	74,020	1,027,586
Yonghui Superstores, Cl A	1,325,754	1,465,203
Yuan Longping High-tech Agriculture, Cl A *	182,388	556,149
		166,455,046
Energy — 1.4%
China Merchants Energy Shipping, Cl A	938,959	816,593
China Petroleum & Chemical, Cl A *	3,549,884	2,202,063
China Shenhua Energy, Cl A	765,778	2,122,888
COSCO SHIPPING Energy Transportation, Cl A	480,004	493,551
Guanghui Energy, Cl A *	940,729	409,790
Offshore Oil Engineering, Cl A	612,240	423,135
PetroChina, Cl A	3,007,695	1,921,288
Shaanxi Coal Industry, Cl A	1,160,969	1,669,083
Shanxi Coking Coal Energy Group, Cl A	567,294	492,490
Shanxi Lu'an Environmental Energy Development, Cl A	414,262	414,476
Shanxi Meijin Energy, Cl A *	567,600	583,619
Yantai Jereh Oilfield Services Group, Cl A	133,406	718,710
Yanzhou Coal Mining, Cl A	341,603	529,495
		12,797,181
Financials — 20.6%
Agricultural Bank of China, Cl A	10,377,307	5,015,622
Avic Capital, Cl A	1,250,452	843,047
Bank of Beijing, Cl A	2,945,452	2,194,360
Bank of Chengdu, Cl A	503,200	826,448
Bank of China, Cl A	4,893,600	2,395,334
Bank of Communications, Cl A	5,468,099	3,770,725
Bank of Hangzhou, Cl A	826,180	1,897,379
Bank of Jiangsu, Cl A	2,056,553	1,728,395
Bank of Nanjing, Cl A	1,394,082	1,733,845
Bank of Ningbo, Cl A	836,929	4,552,665
Bank of Shanghai, Cl A	1,979,101	2,388,331
Caitong Securities, Cl A	500,009	973,596
Changjiang Securities, Cl A	770,272	995,942
China Construction Bank, Cl A	1,336,526	1,291,956
China Everbright Bank, Cl A	5,546,084	3,406,198
China Galaxy Securities, Cl A	598,649	1,152,763
China Great Wall Securities, Cl A	286,468	567,499
China Life Insurance, Cl A	386,839	2,285,909
China Merchants Bank, Cl A	2,873,801	19,441,336

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Merchants Securities, Cl A	1,033,947	$3,714,580
China Minsheng Banking, Cl A	4,940,240	3,954,230
China Pacific Insurance Group, Cl A	875,840	5,176,861
China Zheshang Bank, Cl A	1,552,400	974,932
Chongqing Rural Commercial Bank, Cl A	816,400	565,491
CITIC Securities, Cl A	1,483,443	6,713,187
CSC Financial, Cl A	385,500	2,492,208
Dongxing Securities, Cl A	384,210	787,741
East Money Information, Cl A	1,199,897	5,725,537
Everbright Securities, Cl A	544,233	1,551,445
First Capital Securities, Cl A	585,426	896,614
Founder Securities, Cl A *	1,146,811	1,830,548
GF Securities, Cl A	824,596	2,066,361
Guangzhou Yuexiu Financial Holdings Group, Cl A	254,125	569,534
Guolian Securities, Cl A *	223,300	733,145
Guosen Securities, Cl A	580,316	1,218,399
Guotai Junan Securities, Cl A	1,047,081	2,825,353
Guoyuan Securities, Cl A	609,503	840,610
Haitong Securities, Cl A	1,344,987	2,662,377
Hithink RoyalFlush Information Network, Cl A	74,900	1,429,368
Huaan Securities, Cl A	501,454	617,492
Huatai Securities, Cl A	1,024,995	2,841,489
Huaxi Securities, Cl A	363,531	698,339
Huaxia Bank, Cl A	1,786,315	1,718,496
Hubei Biocause Pharmaceutical, Cl A	684,145	512,847
Industrial & Commercial Bank of China, Cl A	7,511,926	5,769,821
Industrial Bank, Cl A	2,894,045	9,296,902
Industrial Securities, Cl A	932,958	1,246,500
Jiangsu Changshu Rural Commercial Bank, Cl A	379,549	431,156
Nanjing Securities, Cl A	513,540	969,905
New China Life Insurance, Cl A	290,566	2,592,738
Northeast Securities, Cl A	324,064	489,838
Oceanwide Holdings, Cl A	599,563	302,705
Orient Securities, Cl A	831,235	1,488,038
Pacific Securities, Cl A *	943,900	592,784
People's Insurance Group of China, Cl A	824,194	833,499
Ping An Bank, Cl A	2,703,415	8,047,847
Ping An Insurance Group of China, Cl A	1,509,149	20,205,149
Postal Savings Bank of China, Cl A	1,558,500	1,146,688
Qingdao Rural Commercial Bank, Cl A	769,249	602,692
SDIC Capital, Cl A	490,752	1,044,708
Sealand Securities, Cl A	753,947	680,063
Shanghai Pudong Development Bank, Cl A	4,089,087	6,092,734
Shanxi Securities, Cl A	497,045	684,746
Shenwan Hongyuan Group, Cl A	3,139,481	2,551,540
Sinolink Securities, Cl A	421,300	1,055,090
SooChow Securities, Cl A	540,593	820,461
Southwest Securities, Cl A	925,700	766,590

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Tianfeng Securities, Cl A	928,600	$871,905
Western Securities, Cl A	487,833	761,412
Zheshang Securities, Cl A	503,482	1,185,730
		181,109,775
Health Care — 11.0%
Aier Eye Hospital Group, Cl A	574,148	6,618,479
Apeloa Pharmaceutical, Cl A	163,197	584,798
Asymchem Laboratories Tianjin, Cl A	33,824	1,557,435
Autobio Diagnostics, Cl A	40,033	894,614
Beijing Tiantan Biological Products, Cl A	174,733	1,121,557
Betta Pharmaceuticals, Cl A	55,700	920,553
BGI Genomics, Cl A *	55,720	1,102,624
Changchun High & New Technology Industry Group, Cl A	56,362	3,894,540
Chengdu Kanghong Pharmaceutical Group, Cl A	101,039	748,852
China National Accord Medicines, Cl A	51,730	364,686
China National Medicines, Cl A	105,100	797,716
China Resources Sanjiu Medical & Pharmaceutical, Cl A	135,547	520,352
Chongqing Zhifei Biological Products, Cl A	222,913	5,075,087
Da An Gene of Sun Yat-Sen University, Cl A	121,501	641,482
Dong-E-E-Jiao, Cl E	90,545	539,508
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	195,839	881,730
Guangzhou Kingmed Diagnostics Group, Cl A	64,037	1,262,869
Guangzhou Wondfo Biotech, Cl A	47,433	651,335
Hangzhou Tigermed Consulting, Cl A	52,180	1,298,024
Huadong Medicine, Cl A	243,762	996,563
Hualan Biological Engineering, Cl A	254,157	1,652,481
Hubei Jumpcan Pharmaceutical, Cl A	122,980	382,949
Humanwell Healthcare Group, Cl A	188,600	983,548
Intco Medical Technology, Cl A	46,454	1,202,349
Jafron Biomedical, Cl A	110,841	1,157,094
Jiangsu Hengrui Medicine, Cl A	739,340	12,684,512
Jiangsu Yuyue Medical Equipment & Supply, Cl A	138,836	602,859
Jilin Aodong Pharmaceutical Group, Cl A	161,095	408,400
Jinyu Bio-Technology, Cl A	155,955	501,474
Joincare Pharmaceutical Group Industry, Cl A	269,634	577,314
Jointown Pharmaceutical Group, Cl A *	261,577	731,183
Lepu Medical Technology Beijing, Cl A	248,211	1,038,439
Livzon Pharmaceutical Group, Cl A	86,211	537,438
Maccura Biotechnology, Cl A	77,216	553,865
Meinian Onehealth Healthcare Holdings, Cl A *	545,308	951,004
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	107,820	583,026
Ovctek China, Cl A	84,600	1,066,770
Shandong Buchang Pharmaceuticals, Cl A	158,055	561,263
Shandong Pharmaceutical Glass	82,370	635,844
Shanghai Fosun Pharmaceutical Group, Cl A	280,124	2,327,953
Shanghai Pharmaceuticals Holding, Cl A	267,859	791,622

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shanghai RAAS Blood Products, Cl A	782,545	$891,357
Shenzhen Hepalink Pharmaceutical Group, Cl A	143,900	381,421
Shenzhen Kangtai Biological Products, Cl A	94,618	2,541,439
Shenzhen Mindray Bio-Medical Electronics, Cl A	141,089	9,251,524
Shenzhen Salubris Pharmaceuticals, Cl A	144,866	631,718
Shijiazhuang Yiling Pharmaceutical, Cl A	166,669	654,192
Sichuan Kelun Pharmaceutical, Cl A	199,270	596,278
Tianjin Chase Sun Pharmaceutical, Cl A	416,019	293,285
Tonghua Dongbao Pharmaceutical, Cl A	281,606	579,974
Topchoice Medical, Cl A *	44,706	1,902,843
Walvax Biotechnology, Cl A	214,153	1,271,077
Winning Health Technology Group, Cl A	297,263	800,736
WuXi AppTec, Cl A	297,419	6,167,531
Yifan Pharmaceutical, Cl A	170,921	498,031
Yunnan Baiyao Group, Cl A	177,930	3,111,272
Zhangzhou Pientzehuang Pharmaceutical, Cl A	84,050	3,460,894
Zhejiang Huahai Pharmaceutical, Cl A	202,622	1,054,490
Zhejiang NHU, Cl A	299,318	1,551,727
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	72,991	861,738
		96,905,718
Industrials — 13.5%
AECC Aero-Engine Control, Cl A	158,600	559,781
AECC Aviation Power, Cl A	313,405	2,863,104
Air China, Cl A	925,236	1,066,706
AVIC Electromechanical Systems, Cl A	541,193	953,824
AVIC Shenyang Aircraft, Cl A	162,538	1,955,965
AVIC Xi'an Aircraft Industry Group, Cl A	385,664	2,177,454
AVICOPTER, Cl A	81,600	787,658
Beijing New Building Materials, Cl A	235,328	1,450,730
Beijing Originwater Technology, Cl A	438,178	515,968
Beijing-Shanghai High Speed Railway, Cl A	1,596,200	1,390,639
Centre Testing International Group, Cl A	115,200	485,331
China Aerospace Times Electronics, Cl A	376,502	433,490
China Avionics Systems, Cl A	204,825	619,521
China Communications Construction, Cl A	582,648	651,109
China Eastern Airlines, Cl A	1,300,500	936,843
China Gezhouba Group, Cl A	637,621	645,801
China National Chemical Engineering, Cl A	683,095	617,205
China Railway Construction, Cl A	1,426,242	1,734,326
China Railway Group, Cl A	2,836,900	2,301,257
China Shipbuilding Industry, Cl A *	3,176,599	2,048,740
China Southern Airlines, Cl A *	1,283,302	1,177,296
China Spacesat, Cl A	146,672	726,514
China State Construction Engineering, Cl A	5,846,206	4,472,404
Contemporary Amperex Technology, Cl A	324,533	17,539,314
COSCO SHIPPING Holdings, Cl A *	1,348,364	2,534,156
CRRC, Cl A	3,016,288	2,465,346

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Daqin Railway, Cl A	2,071,085	$2,059,401
Dongfang Electric, Cl A	384,786	590,507
East Group, Cl A	321,200	393,549
Eve Energy, Cl A	256,645	3,219,593
Fangda Carbon New Material, Cl A *	527,062	573,577
Gotion High-tech, Cl A *	178,368	1,074,054
Guangdong Kinlong Hardware Products, Cl A	44,800	993,004
Guangzhou Baiyun International Airport, Cl A	329,709	717,106
Hefei Meiya Optoelectronic Technology, Cl A	93,626	638,138
Hongfa Technology, Cl A	103,800	866,298
Inner Mongolia First Machinery Group, Cl A	233,994	437,975
Jiangsu Hengli Hydraulic, Cl A	181,810	3,162,327
Jiangsu Zhongtian Technology, Cl A	427,177	712,767
Metallurgical Corp of China, Cl A	2,487,021	1,045,087
NARI Technology, Cl A	643,933	2,633,557
Power Construction Corp of China, Cl A	2,131,291	1,272,873
Sany Heavy Industry, Cl A	1,180,329	6,355,261
SF Holding, Cl A	528,982	7,184,023
Shanghai Construction Group, Cl A	1,233,030	571,282
Shanghai Electric Group, Cl A *	1,131,194	940,246
Shanghai International Airport, Cl A	134,259	1,563,581
Shanghai International Port Group, Cl A	1,291,308	908,357
Shanghai M&G Stationery, Cl A	129,155	1,760,595
Shenzhen Airport, Cl A	284,026	357,183
Shenzhen Inovance Technology, Cl A	239,541	3,440,108
Siasun Robot & Automation, Cl A *	216,023	408,993
Sinotrans, Cl A	606,522	410,780
Spring Airlines, Cl A	127,661	1,089,215
STO Express, Cl A	211,973	328,891
Sungrow Power Supply, Cl A	203,078	2,259,392
Sunwoda Electronic, Cl A	218,600	1,033,333
Suzhou Gold Mantis Construction Decoration, Cl A	371,541	537,011
TBEA, Cl A	514,289	803,496
Topsec Technologies Group, Cl A *	161,370	521,866
Weichai Power, Cl A	834,569	2,028,406
XCMG Construction Machinery, Cl A	1,091,287	902,036
Xiamen C & D, Cl A	392,618	496,162
Xinjiang Goldwind Science & Technology, Cl A	480,800	1,054,605
Yantai Eddie Precision Machinery, Cl A	83,447	885,508
YTO Express Group, Cl A	440,200	779,217
Yunda Holding, Cl A	403,862	975,985
Zhejiang Chint Electrics, Cl A *	299,558	1,805,652
Zhejiang Dingli Machinery, Cl A	67,640	1,053,542
Zhejiang Sanhua Intelligent Controls, Cl A	500,304	1,898,285
Zhejiang Weixing New Building Materials, Cl A	217,803	626,926
Zhengzhou Yutong Bus, Cl A	308,436	803,297

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zoomlion Heavy Industry Science and Technology, Cl A	903,430	$1,376,703
		118,660,232
Information Technology — 13.5%
360 Security Technology, Cl A	628,253	1,519,222
Accelink Technologies, Cl A	93,700	418,839
Addsino, Cl A	223,671	946,788
AVIC Jonhon Optronic Technology, Cl A	153,400	1,848,597
Beijing BDStar Navigation, Cl A *	67,999	532,864
Beijing E-Hualu Information Technology, Cl A	90,044	424,811
Beijing Shiji Information Technology, Cl A	123,585	591,421
Beijing Sinnet Technology, Cl A	213,716	564,830
Beijing Thunisoft, Cl A	112,713	414,130
BOE Technology Group, Cl A	4,717,345	4,356,718
Chaozhou Three-Circle Group, Cl A	242,141	1,388,370
China Greatwall Technology Group, Cl A	407,906	1,192,328
China National Software & Service, Cl A	68,942	835,796
China TransInfo Technology, Cl A	218,925	644,308
Dawning Information Industry, Cl A	179,911	947,928
DHC Software, Cl A	431,419	551,173
Fiberhome Telecommunication Technologies, Cl A	162,138	600,969
Foxconn Industrial Internet, Cl A	830,519	1,750,103
GCL System Integration Technology, Cl A *	703,740	460,375
Gigadevice Semiconductor Beijing, Cl A	65,573	1,993,438
Glodon, Cl A	82,468	999,520
GoerTek, Cl A	452,049	2,596,795
GRG Banking Equipment, Cl A	333,567	548,359
Guangzhou Haige Communications Group, Cl A	319,065	531,885
Guangzhou Shiyuan Electronic Technology, Cl A	93,079	1,648,061
Hangzhou First Applied Material, Cl A	89,345	1,174,461
Hangzhou Hikvision Digital Technology, Cl A	1,158,549	8,650,799
Hangzhou Silan Microelectronics, Cl A	181,700	699,206
Hengtong Optic-electric, Cl A	270,415	582,316
Huagong Tech, Cl A	139,203	496,890
Hundsun Technologies, Cl A	145,469	2,348,856
Iflytek, Cl A	306,170	1,926,095
Ingenic Semiconductor, Cl A *	54,399	766,082
Inspur Electronic Information Industry, Cl A	202,536	837,996
JA Solar Technology, Cl A *	148,207	928,939
Lakala Payment, Cl A	110,785	510,215
Lens Technology, Cl A	610,766	2,877,721
Leyard Optoelectronic, Cl A	352,164	344,757
Lingyi iTech Guangdong, Cl A	818,200	1,510,043
LONGi Green Energy Technology, Cl A	525,457	7,457,249
Luxshare Precision Industry, Cl A	972,949	8,404,624
Maxscend Microelectronics, Cl A	20,869	1,832,729
NAURA Technology Group, Cl A	69,117	1,922,869
Ninestar, Cl A	148,100	609,347

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
OFILM Group, Cl A	375,405	$761,598
Sanan Optoelectronics, Cl A	624,031	2,594,426
Sangfor Technologies, Cl A	57,010	2,176,360
SG Micro, Cl A	21,595	876,877
Shanghai Baosight Software, Cl A	119,518	1,269,016
Shengyi Technology, Cl A	318,216	1,379,320
Shennan Circuits, Cl A	68,143	1,133,435
Shenzhen Goodix Technology, Cl A	63,629	1,523,476
Shenzhen Kaifa Technology, Cl A	203,733	596,148
Shenzhen SC New Energy Technology, Cl A	44,727	1,002,401
Shenzhen Sunway Communication, Cl A	134,145	740,862
Suzhou Dongshan Precision Manufacturing, Cl A	238,192	953,259
Thunder Software Technology, Cl A	58,917	1,061,053
Tianjin 712 Communication & Broadcasting, Cl A	106,940	685,592
Tianjin Zhonghuan Semiconductor, Cl A	422,514	1,658,410
Tianma Microelectronics, Cl A	342,378	776,808
Tianshui Huatian Technology, Cl A	381,739	800,302
TongFu Microelectronics, Cl A *	185,185	719,458
Unigroup Guoxin Microelectronics, Cl A	84,559	1,741,642
Unisplendour, Cl A	398,394	1,254,055
Universal Scientific Industrial Shanghai, Cl A	201,400	599,551
Venustech Group, Cl A	64,608	290,488
Visionox Technology, Cl A *	189,360	332,280
Wangsu Science & Technology, Cl A	339,699	360,267
Will Semiconductor Shanghai, Cl A	120,328	4,280,329
Wingtech Technology, Cl A	173,400	2,642,377
Wuhan Guide Infrared, Cl A	221,750	1,425,052
Wuhu Token Science, Cl A	337,900	462,382
WUS Printed Circuit Kunshan, Cl A	240,250	694,865
Wuxi Lead Intelligent Equipment, Cl A	122,705	1,586,355
Wuxi Taiji Industry, Cl A	291,685	424,284
Yealink Network Technology, Cl A	104,795	1,179,471
Yonyou Network Technology, Cl A	455,570	3,076,333
Zhejiang Dahua Technology, Cl A	418,123	1,280,116
Zhejiang Jingsheng Mechanical & Electrical, Cl A	178,991	828,742
Zhongji Innolight, Cl A	99,310	777,463
ZTE, Cl A	537,494	2,784,000
		118,917,675
Materials — 7.8%
Aluminum Corp of China, Cl A *	1,822,000	1,018,042
Anhui Conch Cement, Cl A	557,173	4,427,092
Baoshan Iron & Steel, Cl A	2,585,504	2,367,951
BBMG, Cl A	1,154,712	527,887
Beijing Oriental Yuhong Waterproof Technology, Cl A	327,982	1,958,810
Chifeng Jilong Gold Mining, Cl A *	230,400	635,168
China Jushi, Cl A	495,196	1,521,417

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Molybdenum, Cl A	2,460,989	$2,367,556
China Northern Rare Earth Group High-Tech, Cl A *	506,121	1,019,775
Ganfeng Lithium, Cl A	152,265	2,371,871
GEM, Cl A	662,500	712,810
Guangdong HEC Technology Holding, Cl A *	417,363	323,141
Guangdong Hongda Blasting, Cl A	105,998	586,553
Guangzhou Tinci Materials Technology, Cl A	76,057	1,215,198
Hengli Petrochemical, Cl A	817,202	3,518,296
Hengyi Petrochemical, Cl A	512,907	1,010,553
Hesteel, Cl A *	1,470,359	506,970
Huaxin Cement, Cl A	189,760	602,580
Hunan Valin Steel, Cl A	853,882	628,255
Inner Mongolia BaoTou Steel Union, Cl A *	6,350,500	1,143,679
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	1,175,545	895,684
Jiangsu Shagang, Cl A	305,534	515,913
Jiangsu Yangnong Chemical, Cl A	43,199	877,724
Jiangxi Copper, Cl A	289,071	887,683
Kingfa Sci & Tech, Cl A	358,526	945,893
Lomon Billions Group, Cl A	235,885	1,117,219
Pangang Group Vanadium Titanium & Resources, Cl A *	1,189,431	397,292
Rongsheng Petro Chemical, Cl A	783,642	3,330,387
Shandong Gold Mining, Cl A	507,042	1,843,463
Shandong Hualu Hengsheng Chemical, Cl A	226,584	1,300,914
Shandong Nanshan Aluminum, Cl A	1,664,790	809,761
Shandong Sinocera Functional Material, Cl A	134,200	931,828
Shandong Sun Paper Industry JSC, Cl A	361,038	801,918
Shanghai Putailai New Energy Technology, Cl A	66,609	1,152,315
Shanxi Taigang Stainless Steel, Cl A	788,732	438,276
Shenzhen Capchem Technology, Cl A	57,278	893,998
Sinoma Science & Technology, Cl A	89,375	332,646
Sinopec Shanghai Petrochemical, Cl A	845,740	447,822
Skshu Paint, Cl A	36,356	847,811
Tangshan Jidong Cement, Cl A	186,620	406,467
Tongkun Group, Cl A	255,919	811,091
Tongling Nonferrous Metals Group, Cl A	1,457,604	576,611
Transfar Zhilian, Cl A	451,079	327,027
Wanhua Chemical Group, Cl A	437,408	6,129,563
Weihai Guangwei Composites, Cl A	72,177	989,335
Xiamen Tungsten, Cl A	194,680	504,931
Yintai Gold, Cl A	384,543	509,634
Yunnan Energy New Material, Cl A	121,850	2,659,200
Zhejiang Huayou Cobalt, Cl A *	158,959	1,940,300
Zhejiang Juhua, Cl A	373,800	466,628
Zhejiang Longsheng Group, Cl A	453,271	950,267
Zhongjin Gold, Cl A	675,279	915,735
Zijin Mining Group, Cl A	2,736,058	3,912,475
		68,331,415

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.7%
China Fortune Land Development, Cl A	545,230	$1,085,147
China Merchants Property Operation & Service, Cl A	146,875	486,746
China Merchants Shekou Industrial Zone Holdings, Cl A	919,673	1,881,347
China Vanke, Cl A	1,354,577	5,984,062
Financial Street Holdings, Cl A	413,887	410,915
Gemdale, Cl A	628,907	1,306,865
Greenland Holdings, Cl A	1,130,108	1,014,143
Jiangsu Zhongnan Construction Group, Cl A	526,584	715,713
Jinke Properties Group, Cl A	743,891	811,832
Poly Developments and Holdings Group, Cl A	1,662,587	4,048,567
RiseSun Real Estate Development, Cl A	602,150	605,241
Seazen Holdings, Cl A	314,360	1,685,355
Shanghai Lingang Holdings, Cl A	184,135	567,428
Shanghai Zhangjiang High-Tech Park Development, Cl A	214,416	562,390
Xinhu Zhongbao, Cl A	1,190,768	568,198
Yango Group, Cl A	566,942	568,980
Youngor Group, Cl A	640,975	709,383
Zhongtian Financial Group, Cl A *	970,050	470,343
		23,482,655
Utilities — 1.8%
China National Nuclear Power, Cl A	1,806,995	1,368,462
China Yangtze Power, Cl A	3,064,851	9,038,896
Huadian Power International, Cl A	939,985	491,938
Huaneng Power International, Cl A	1,021,410	704,350
Luenmei Quantum, Cl A	211,253	369,071
SDIC Power Holdings, Cl A	945,309	1,257,182
Shanghai Electric Power, Cl A	362,392	397,163
Shenergy, Cl A	680,204	546,538
Shenzhen Energy Group, Cl A	549,012	514,647
Sichuan Chuantou Energy, Cl A	613,236	948,646
		15,636,893
TOTAL COMMON STOCK
(Cost $633,844,404)		878,722,182

TOTAL INVESTMENTS — 99.9%
(Cost $633,844,404)		878,722,182
OTHER ASSETS LESS LIABILITIES – 0.1%		547,630
NET ASSETS - 100%		$879,269,812

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class
JSC — Joint-Stock Company

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Bosera MSCI China A Share ETF

As of December 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 85.5%‡
CHINA— 85.5%
Consumer Discretionary — 12.1%
China Eastern Airlines
1.600%, 01/29/2021	3,000,000	$461,236
China Southern Airlines
1.400%, 02/09/2021	4,000,000	614,314
Wuchan Zhongda Group
1.750%, 03/21/2021	4,000,000	613,564
		1,689,114
Financials — 23.0%
China Everbright Group
1.800%, 01/22/2021	5,000,000	769,169
Nanjing Hexi New Town Assets Management
2.600%, 03/18/2021	4,000,000	614,813
Ningbo Zhoushan Port
1.900%, 01/17/2021	3,000,000	461,508
Shanghai Intl Port Group
1.700%, 02/24/2021	5,000,000	768,218
Suzhou Cons Invest Development
2.050%, 02/09/2021	4,000,000	615,065
		3,228,773
Industrials — 20.8%
Beijing Enterprises Group
1.650%, 01/19/2021	4,000,000	615,364
Guangzhou Metro
2.980%, 05/18/2021	4,000,000	615,575
Nanjing Metro
1.840%, 01/17/2021	4,000,000	615,311
Sichuan Expressway Construction & Development Group
1.600%, 01/25/2021	3,000,000	461,268
Zhejiang Airport Group
1.600%, 02/22/2021	4,000,000	614,424
		2,921,942
Materials — 21.9%
Ansteel Group
2.930%, 02/19/2021	4,000,000	615,216
Baoshan Iron & Steel
1.500%, 02/09/2021	4,000,000	614,861
China Copper
3.400%, 05/11/2021	4,000,000	615,790
HBIS Group Co. Ltd.
2.790%, 02/28/2021	4,000,000	614,716
Shougang Group Co. Ltd.
2.450%, 03/27/2021	4,000,000	614,607

Schedule of Investments (Unaudited) December 31, 2020

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A) /Shares	Value
CHINA— continued
Materials — continued
		$3,075,190
Utilities — 7.7%
Jiangsu Guoxin Investment
1.700%, 01/22/2021	3,000,000	461,399
Shanghai Electric Power
2.500%, 03/05/2021	4,000,000	615,223
		1,076,622
TOTAL COMMERCIAL PAPER
(Cost $11,524,498)		11,991,641

SHORT-TERM INVESTMENTS(B) — 0.0%
China Universal Express Income Money Market Fund, 2.245%	393	60
Xianjinbao Real-Time Redemption Money Market Fund, 2.267%	3,571	550
TOTAL SHORT-TERM INVESTMENTS
(Cost $11)		610

TOTAL INVESTMENTS — 85.5%
(Cost $11,524,509)		11,992,251
OTHER ASSETS LESS LIABILITIES – 14.5%		2,035,273
NET ASSETS - 100%		$14,027,524

Value of Shares Held as of 3/31/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 12/31/2020	Number of Shares Held as of 12/31/2020	Dividend Income	Capital Gains Distributions
E Fund Money Market Fund
$17,639	$-	$(17,913)	$77	$197	$-	-	$-	$-

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
(A)	In CNY unless otherwise indicated.
(B)	The rate shown is the 7-day effective yield as of December 31, 2020.

CNY — Chinese Yuan
Ltd. — Limited

As of December 31, 2020, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 107.6%‡
CHINA — 100.8%
Communication Services — 15.7%
Autohome ADR	120	$11,954
Baidu ADR *	482	104,228
China Mobile	7,972	45,444
China Telecom, Cl H	18,000	4,991
China Unicom Hong Kong	8,000	4,591
Focus Media Information Technology, Cl A	5,800	8,812
iQIYI ADR *	668	11,677
JOYY ADR	115	9,198
Momo ADR *	254	3,546
NetEase ADR	865	82,841
Oriental Pearl Group, Cl A	3,440	4,734
SINA *	162	6,865
Tencent Holdings	6,958	506,111
Tencent Music Entertainment Group ADR *	668	12,852
Weibo ADR *	118	4,837
		822,681
Consumer Discretionary — 35.7%
Alibaba Group Holding ADR *	2,570	598,116
ANTA Sports Products	3,000	47,550
BYD, Cl A	1,000	29,908
BYD, Cl H	1,500	39,309
China Grand Automotive Services Group, Cl A *	5,100	2,245
China Tourism Group Duty Free, Cl A	900	39,129
Chongqing Changan Automobile, Cl A *	6,400	21,554
Dongfeng Motor Group, Cl H	6,000	6,995
Fuyao Glass Industry Group, Cl A	3,300	24,407
Geely Automobile Holdings	7,000	23,924
Great Wall Motor, Cl H	9,500	32,590
Guangzhou Automobile Group, Cl H	8,000	8,894
Haier Smart Home, Cl A	3,400	15,287
Haier Smart Home, Cl H *	4,800	17,395
Huayu Automotive Systems, Cl A	1,900	8,429
Huazhu Group ADR	275	12,383
JD.com ADR *	2,095	184,150
Meituan, Cl B *	3,900	148,177
NavInfo, Cl A	2,700	5,931
New Oriental Education & Technology Group ADR *	359	66,706
NIO ADR *	5,468	266,510
Pinduoduo ADR *	334	59,342
SAIC Motor, Cl A	2,857	10,748
Shenzhen Overseas Chinese Town, Cl A	7,200	7,858
Shenzhou International Group Holdings	1,500	29,405
Suning.com, Cl A	5,200	6,171

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Suofeiya Home Collection, Cl A	1,300	$5,183
TAL Education Group ADR *	702	50,200
Trip.com Group ADR *	1,045	35,248
Vipshop Holdings ADR *	1,029	28,925
Yum China Holdings	593	33,854
		1,866,523
Consumer Staples — 8.0%
Anhui Gujing Distillery, Cl A	400	16,747
China Mengniu Dairy	4,000	24,143
China Resources Beer Holdings	2,000	18,417
Foshan Haitian Flavouring & Food, Cl A	1,160	35,807
Guangdong Haid Group, Cl A	1,900	19,156
Henan Shuanghui Investment & Development, Cl A	1,900	13,728
Inner Mongolia Yili Industrial Group, Cl A	3,000	20,489
Jiangsu Yanghe Brewery Joint-Stock, Cl A	600	21,795
Kweichow Moutai, Cl A	400	123,017
Luzhou Laojiao, Cl A	900	31,330
Muyuan Foods, Cl A	2,430	28,838
New Hope Liuhe, Cl A	5,400	18,619
Shanxi Xinghuacun Fen Wine Factory, Cl A	400	23,107
Sun Art Retail Group	4,500	4,573
Tingyi Cayman Islands Holding	4,000	6,830
Want Want China Holdings	9,000	6,512
Yonghui Superstores, Cl A	6,300	6,963
		420,071
Energy — 1.6%
China Oilfield Services, Cl H	6,000	5,076
China Petroleum & Chemical, Cl A *	11,100	6,885
China Petroleum & Chemical, Cl H	38,500	17,229
China Shenhua Energy, Cl H	4,500	8,473
CNOOC	19,826	18,359
Offshore Oil Engineering, Cl A	7,600	5,253
PetroChina, Cl A	5,800	3,705
PetroChina, Cl H	27,984	8,662
Shaanxi Coal Industry, Cl A	4,800	6,901
Shanxi Lu'an Environmental Energy Development, Cl A	3,000	3,002
		83,545
Financials — 15.3%
Agricultural Bank of China, Cl A	10,500	5,075
Agricultural Bank of China, Cl H	42,397	15,529
Avic Capital, Cl A	9,100	6,135
Bank of Beijing, Cl A	11,700	8,717
Bank of China, Cl A	12,400	6,070
Bank of China, Cl H	89,396	30,552
Bank of Communications, Cl A	18,000	12,413
Bank of Communications, Cl H	2,000	1,057

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of Hangzhou, Cl A	5,800	$13,320
Bank of Jiangsu, Cl A	9,400	7,900
Bank of Nanjing, Cl A	6,100	7,587
Bank of Ningbo, Cl A	2,800	15,231
Bank of Shanghai, Cl A	7,904	9,538
Changjiang Securities, Cl A	8,800	11,378
China CITIC Bank, Cl H	13,000	5,516
China Construction Bank, Cl A	5,200	5,027
China Construction Bank, Cl H	128,000	97,232
China Everbright Bank, Cl A	22,500	13,819
China Life Insurance, Cl H	9,483	20,913
China Merchants Bank, Cl A	6,000	40,590
China Merchants Bank, Cl H	5,000	31,597
China Merchants Securities, Cl A	3,900	14,011
China Minsheng Banking, Cl A	11,400	9,125
China Minsheng Banking, Cl H	14,000	7,981
China Pacific Insurance Group, Cl A	2,200	13,004
CITIC Securities, Cl A	4,500	20,364
Everbright Securities, Cl A	4,200	11,973
Founder Securities, Cl A *	7,200	11,493
GF Securities, Cl A	2,200	5,513
Guosen Securities, Cl A	4,800	10,078
Guotai Junan Securities, Cl A	3,300	8,904
Haitong Securities, Cl A	5,100	10,095
Huatai Securities, Cl A	2,500	6,930
Huaxia Bank, Cl A	7,900	7,600
Hubei Biocause Pharmaceutical, Cl A	5,200	3,898
Industrial & Commercial Bank of China, Cl A	21,000	16,130
Industrial Bank, Cl A	8,200	26,342
Industrial Securities, Cl A	11,069	14,789
New China Life Insurance, Cl A	900	8,031
New China Life Insurance, Cl H	1,900	7,412
Noah Holdings ADR *	249	11,905
Orient Securities, Cl A	5,700	10,204
PICC Property & Casualty, Cl H	9,510	7,199
Ping An Bank, Cl A	8,491	25,277
Ping An Insurance Group of China, Cl A	3,600	48,198
Ping An Insurance Group of China, Cl H	7,500	91,890
Shanghai Pudong Development Bank, Cl A	12,000	17,880
Shenwan Hongyuan Group, Cl A	13,600	11,053
		802,475
Health Care — 4.8%
3SBio*	3,000	2,735
Alibaba Health Information Technology *	8,000	23,627
Beijing Tongrentang, Cl A	1,544	5,680
Changchun High & New Technology Industry Group, Cl A	400	27,639

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
China Medical System Holdings	4,000	$4,467
China Traditional Chinese Medicine Holdings	8,000	3,962
CSPC Pharmaceutical Group	11,520	11,782
Dong-E-E-Jiao, Cl E	1,200	7,150
Genscript Biotech *	4,000	5,819
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,000	4,502
Huadong Medicine, Cl A	1,080	4,415
Hualan Biological Engineering, Cl A	2,480	16,125
Jiangsu Hengrui Medicine, Cl A	2,180	37,401
Meinian Onehealth Healthcare Holdings, Cl A *	2,860	4,988
Shanghai Fosun Pharmaceutical Group, Cl A	1,600	13,297
Shanghai Fosun Pharmaceutical Group, Cl H	1,000	4,778
Shanghai Pharmaceuticals Holding, Cl A	3,000	8,866
Sichuan Kelun Pharmaceutical, Cl A	1,000	2,992
Sinopharm Group, Cl H	2,400	5,838
Tasly Pharmaceutical Group, Cl A	1,500	3,415
Tonghua Dongbao Pharmaceutical, Cl A	2,100	4,325
Yunnan Baiyao Group, Cl A	600	10,492
Zai Lab ADR *	91	12,316
Zhangzhou Pientzehuang Pharmaceutical, Cl A	300	12,353
Zhejiang NHU, Cl A	1,800	9,332
		248,296
Industrials — 6.4%
51job ADR *	77	5,390
AECC Aviation Power, Cl A	1,600	14,617
AVIC Electromechanical Systems, Cl A	3,000	5,287
AVIC Shenyang Aircraft, Cl A	1,000	12,034
AVIC Xi'an Aircraft Industry Group, Cl A	2,200	12,421
Beijing Capital International Airport, Cl H	4,000	3,338
China Communications Construction, Cl H	12,000	5,184
China Conch Venture Holdings	3,000	14,586
China Eastern Airlines, Cl A	10,300	7,420
China Everbright Environment Group	6,323	3,572
China Gezhouba Group, Cl A	4,300	4,355
China Merchants Port Holdings	4,741	5,803
China Railway Construction, Cl A	4,300	5,229
China Railway Construction, Cl H	5,000	2,734
China Railway Group, Cl H	9,000	3,970
China Southern Airlines, Cl A *	4,000	3,670
China State Construction Engineering, Cl A	16,500	12,623
China State Construction International Holdings	6,000	3,420
CITIC	6,780	4,800
COSCO SHIPPING Holdings, Cl A *	11,400	21,425
CRRC, Cl A	8,400	6,866
CRRC, Cl H	7,000	2,410
Daqin Railway, Cl A	7,000	6,960
Fosun International	4,500	7,069
Guangzhou Baiyun International Airport, Cl A	3,000	6,525

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Jiangsu Expressway, Cl H	6,000	$6,709
Metallurgical Corp of China, Cl A	17,100	7,186
Power Construction Corp of China, Cl A	7,900	4,718
Sany Heavy Industry, Cl A	5,400	29,075
Shanghai International Airport, Cl A	600	6,988
Shanghai International Port Group, Cl A	5,400	3,799
Suzhou Gold Mantis Construction Decoration, Cl A	3,400	4,914
Weichai Power, Cl A	6,788	16,498
Xinjiang Goldwind Science & Technology, Cl A	4,249	9,320
Zhejiang Chint Electrics, Cl A *	1,500	9,042
Zhejiang Sanhua Intelligent Controls, Cl A	4,112	15,602
Zhengzhou Yutong Bus, Cl A	2,744	7,147
Zhuzhou CRRC Times Electric, Cl H	1,200	5,231
Zoomlion Heavy Industry Science and Technology, Cl A	6,800	10,362
ZTO Express Cayman ADR *	522	15,221
		333,520
Information Technology — 6.0%
AAC Technologies Holdings	1,500	8,396
Aisino, Cl A	1,600	3,103
BOE Technology Group, Cl A	19,600	18,102
DHC Software, Cl A	4,000	5,110
GDS Holdings ADR *	157	14,702
Hanergy Thin Film Power Group *(A)(B)(C)	4,364	—
Hangzhou Hikvision Digital Technology, Cl A	4,109	30,682
Hengtong Optic-electric, Cl A	1,600	3,445
Iflytek, Cl A	1,300	8,178
Kingdee International Software Group	6,000	24,452
Kingsoft	3,000	19,345
Lenovo Group	8,000	7,552
LONGi Green Energy Technology, Cl A	2,280	32,358
Luxshare Precision Industry, Cl A	4,674	40,375
OFILM Group, Cl A	2,682	5,441
Sanan Optoelectronics, Cl A	3,300	13,720
Sunny Optical Technology Group	1,000	21,886
Tianma Microelectronics, Cl A	3,000	6,807
TravelSky Technology, Cl H	2,000	4,823
Unigroup Guoxin Microelectronics, Cl A	700	14,418
Yonyou Network Technology, Cl A	2,225	15,025
Zhejiang Dahua Technology, Cl A	2,100	6,429
ZTE, Cl H	3,000	7,545
		311,894
Materials — 3.1%
Anhui Conch Cement, Cl A	1,500	11,918
Anhui Conch Cement, Cl H	1,500	9,392
Baoshan Iron & Steel, Cl A	7,600	6,961

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
BBMG, Cl A	11,700	$5,349
China Molybdenum, Cl H	21,000	13,704
China National Building Material, Cl H	8,000	9,616
China Northern Rare Earth Group High-Tech, Cl A *	4,300	8,664
China Resources Cement Holdings	6,000	6,701
Ganfeng Lithium, Cl A	900	14,020
Hesteel, Cl A *	13,200	4,551
Inner Mongolia BaoTou Steel Union, Cl A *	26,500	4,772
Rongsheng Petro Chemical, Cl A	3,100	13,175
Shandong Hualu Hengsheng Chemical, Cl A	1,800	10,335
Sinopec Shanghai Petrochemical, Cl A	13,600	7,201
Tianqi Lithium, Cl A *	1,140	6,891
Zhejiang Huayou Cobalt, Cl A *	480	5,859
Zhejiang Longsheng Group, Cl A	4,500	9,434
Zijin Mining Group, Cl A	7,600	10,868
		159,411
Real Estate — 2.4%
China Evergrande Group	3,000	5,765
China Fortune Land Development, Cl A	2,420	4,816
China Merchants Shekou Industrial Zone Holdings, Cl A	3,600	7,364
China Overseas Land & Investment	6,839	14,871
China Resources Land	4,214	17,391
China Vanke, Cl A	3,543	15,652
China Vanke, Cl H	1,900	6,555
Gemdale, Cl A	4,200	8,728
Greenland Holdings, Cl A	7,200	6,461
Guangzhou R&F Properties	2,800	3,600
KWG Group Holdings	3,773	5,148
Poly Developments and Holdings Group, Cl A	5,200	12,663
Seazen Holdings, Cl A	1,200	6,433
Shimao Group Holdings	2,000	6,371
Xinhu Zhongbao, Cl A	12,700	6,060
		127,878
Utilities — 1.8%
Beijing Enterprises Water Group	12,000	4,829
China Gas Holdings	2,600	10,328
China Longyuan Power Group, Cl H	6,000	6,012
China National Nuclear Power, Cl A	9,700	7,346
China Resources Gas Group	2,000	10,640
China Resources Power Holdings	4,000	4,308
China Yangtze Power, Cl A	4,800	14,156
ENN Energy Holdings	182	2,671
Guangdong Investment	6,000	10,802
Huadian Power International, Cl A	10,200	5,338
Huaneng Power International, Cl H	7,077	2,583
SDIC Power Holdings, Cl A	5,400	7,182

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sichuan Chuantou Energy, Cl A	5,500	$8,508
		94,703
TOTAL CHINA		5,270,997

HONG KONG — 6.8%
Communication Services — 0.1%
Alibaba Pictures Group *	60,000	7,429
Consumer Discretionary — 0.1%
Brilliance China Automotive Holdings	8,000	7,284
Energy — 0.1%
Yanzhou Coal Mining, Cl H	6,000	4,798

Financials — 2.3%
China Cinda Asset Management, Cl H	1,504	285
China Galaxy Securities, Cl H	15,500	9,715
China Huarong Asset Management, Cl H	25,000	2,773
China Pacific Insurance Group, Cl H	4,400	17,222
China Taiping Insurance Holdings	2,600	4,688
CITIC Securities, Cl H	3,000	6,763
Far East Horizon	4,000	4,122
GF Securities, Cl H	6,000	8,481
Huatai Securities, Cl H	3,800	5,979
Industrial & Commercial Bank of China, Cl H	85,441	55,426
People's Insurance Group of China, Cl H	10,452	3,316
		118,770
Health Care — 1.4%
Hutchison China MediTech ADR *	549	17,579
Sino Biopharmaceutical	13,500	13,058
Wuxi Biologics Cayman *	3,000	39,774
		70,411
Industrials — 0.1%
Shenzhen International Holdings	3,975	6,418

Information Technology — 1.3%
Kingboard Holdings	2,000	8,435
Semiconductor Manufacturing International *	7,500	21,376
Xiaomi, Cl B *	9,000	38,536
		68,347
Materials — 0.2%
Nine Dragons Paper Holdings	6,000	8,512

Real Estate — 1.2%
China Jinmao Holdings Group	12,000	5,525
CIFI Holdings Group	13,195	11,181

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Country Garden Holdings	13,612	$18,819
Longfor Group Holdings	3,000	17,565
Sunac China Holdings	3,000	11,085
Sunac Services Holdings *	128	283
		64,458
TOTAL HONG KONG		356,427
TOTAL COMMON STOCK
(Cost $3,517,433)		5,627,424

TOTAL INVESTMENTS — 107.6%
(Cost $3,517,433)		5,627,424
OTHER ASSETS LESS LIABILITIES – (7.6)%		(396,991)
NET ASSETS - 100%		$5,230,433

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of December 31, 2020 was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2020 was $0 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$822,681	$—	$—	$822,681
Consumer Discretionary	1,864,278	2,245	—	1,866,523
Consumer Staples	420,071	—	—	420,071
Energy	83,545	—	—	83,545
Financials	802,475	—	—	802,475
Health Care	244,881	3,415	—	248,296
Industrials	333,520	—	—	333,520
Information Technology	311,894	—	—	311,894
Materials	159,411	—	—	159,411
Real Estate	127,878	—	—	127,878
Utilities	94,703	—	—	94,703
Hong Kong	356,427	—	—	356,427
Total Common Stock	5,621,764	5,660	—	5,627,424
Total Investments in Securities	$5,621,764	$5,660	$—	$5,627,424

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Index ETF

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.1%‡
CHINA — 43.2%
Financials — 4.1%
Bank of Chengdu, Cl A	13,300	$21,844
Bank of Guiyang, Cl A	12,127	14,840
Bank of Hangzhou, Cl A	22,000	50,525
Bank of Jiangsu, Cl A	53,455	44,926
Bank of Nanjing, Cl A	37,591	46,752
Bank of Ningbo, Cl A	22,546	122,644
Chongqing Rural Commercial Bank, Cl H	30,425	12,399
Qingdao Rural Commercial Bank, Cl A	20,500	16,061
		329,991
Industrials — 23.6%
Avic Aviation High-Technology, Cl A	5,200	24,092
Beijing New Building Materials, Cl A	6,408	39,503
Beijing-Shanghai High Speed Railway, Cl A	43,100	37,550
China Communications Construction, Cl H	56,000	24,194
China Communications Services, Cl H	30,000	13,232
China Conch Venture Holdings	20,500	99,673
China Gezhouba Group, Cl A	17,350	17,573
China Lesso Group Holdings	14,000	21,920
China Railway Construction, Cl H	25,000	13,671
China Railway Group, Cl H	47,500	20,951
China Railway Hi-tech Industry, Cl A	8,376	11,268
China State Construction Engineering, Cl A	157,679	120,626
Contemporary Amperex Technology, Cl A	8,800	475,594
CRRC, Cl H	54,850	18,887
Daqin Railway, Cl A	55,932	55,617
Dongfang Electric, Cl A	10,500	16,114
Gotion High-tech, Cl A *	4,800	28,904
Guangdong Kinlong Hardware Products, Cl A	1,200	26,598
Hebei Construction Group, Cl H	6,000	3,273
Jiangsu Expressway, Cl H	14,000	15,654
Jiangsu Hengli Hydraulic, Cl A	4,900	85,229
Metallurgical Corp of China, Cl A	67,100	28,197
NARI Technology, Cl A	17,200	70,345
Sany Heavy Industry, Cl A	31,100	167,452
Shanghai Construction Group, Cl A	33,500	15,521
Shanghai Electric Group, Cl A *	30,500	25,352
Shanghai International Port Group, Cl A	34,910	24,557
Shenzhen Inovance Technology, Cl A	6,500	93,348
Shenzhen International Holdings	14,125	22,807
Siasun Robot & Automation, Cl A *	5,900	11,170
Sinotruk Hong Kong	8,500	21,705
Suzhou Gold Mantis Construction Decoration, Cl A	10,100	14,598
TBEA, Cl A	13,975	21,833

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Topsec Technologies Group, Cl A *	4,300	$13,906
XCMG Construction Machinery, Cl A	29,448	24,341
Xinjiang Goldwind Science & Technology, Cl H	9,200	18,486
Yangzijiang Shipbuilding Holdings	43,100	31,143
Yantai Eddie Precision Machinery, Cl A	2,200	23,346
Zhejiang Expressway, Cl H	16,000	13,516
Zhejiang Weixing New Building Materials, Cl A	6,000	17,270
Zhengzhou Yutong Bus, Cl A	8,397	21,870
Zhuzhou CRRC Times Electric, Cl H	6,900	30,078
Zoomlion Heavy Industry Science and Technology	16,600	19,910
		1,900,874
Materials — 4.1%
Anhui Conch Cement, Cl H	15,500	97,052
Beijing Oriental Yuhong Waterproof Technology, Cl A	8,886	53,070
China National Building Material, Cl H	49,000	58,897
China Northern Rare Earth Group High-Tech, Cl A *	13,724	27,652
China Resources Cement Holdings	30,000	33,506
Guangdong Hongda Blasting, Cl A	2,800	15,494
Huaxin Cement, Cl A	5,200	16,512
Tangshan Jidong Cement, Cl A	5,100	11,108
Yintai Gold, Cl A	10,500	13,916
		327,207
Utilities — 11.5%
Beijing Enterprises Holdings	6,500	21,209
CGN Power, Cl H	118,875	25,603
China Gas Holdings	32,800	130,289
China Longyuan Power Group, Cl H	40,000	40,083
China National Nuclear Power, Cl A	48,742	36,913
China Power International Development	56,000	11,989
China Resources Gas Group	11,500	61,180
China Resources Power Holdings	24,635	26,529
China Yangtze Power, Cl A	82,643	243,732
ENN Energy Holdings	9,900	145,298
GD Power Development, Cl A	73,800	25,559
Huadian Power International, Cl A	25,542	13,367
Huaneng Power International, Cl H	45,000	16,424
Kunlun Energy	48,000	41,476
SDIC Power Holdings, Cl A	25,506	33,921
Shenergy, Cl A	18,519	14,880
Shenzhen Energy Group, Cl A	14,900	13,967
Sichuan Chuantou Energy, Cl A	16,584	25,655
		928,074
TOTAL CHINA		3,486,146

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
INDIA — 1.9%
Industrials — 0.6%
AIA Engineering	1,762	$47,611

Materials — 1.3%
PI Industries	3,464	104,063
TOTAL INDIA		151,674

INDONESIA — 3.9%
Energy — 0.7%
Adaro Energy	595,500	60,610

Materials — 3.2%
Aneka Tambang	348,000	47,927
Barito Pacific *	1,159,100	90,748
Indah Kiat Pulp & Paper	113,200	83,994
Pabrik Kertas Tjiwi Kimia	45,100	31,618
		254,287
TOTAL INDONESIA		314,897

ISRAEL — 3.6%
Industrials — 1.8%
Elbit Systems	1,097	144,556

Materials — 1.8%
ICL Group	29,131	148,431
TOTAL ISRAEL		292,987

JORDAN — 0.2%
Financials — 0.2%
Arab Bank *	2,970	17,259
TOTAL JORDAN		17,259

KAZAKHSTAN — 0.6%
Energy — 0.6%
NAC Kazatomprom JSC GDR	2,670	48,060
TOTAL KAZAKHSTAN		48,060

KUWAIT — 1.3%
Industrials — 1.3%
Agility Public Warehousing KSC	46,130	102,511
TOTAL KUWAIT		102,511

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued

MALAYSIA — 3.1%
Industrials — 0.8%
Sime Darby	112,600	$64,663

Materials — 2.3%
Petronas Chemicals Group	99,400	183,602
TOTAL MALAYSIA		248,265

PHILIPPINES — 3.8%
Industrials — 3.8%
International Container Terminal Services	42,440	109,141
JG Summit Holdings	130,142	194,034
TOTAL PHILIPPINES		303,175

POLAND — 3.5%
Materials — 3.5%
KGHM Polska Miedz *	5,785	284,126
TOTAL POLAND		284,126

RUSSIA — 10.2%
Energy — 3.9%
Rosneft	41,790	245,889
Surgutneftegas *	141,400	69,071
		314,960
Materials — 6.3%
MMC Norilsk Nickel PJSC	1,252	401,104
Polymetal International	4,666	109,451
		510,555
TOTAL RUSSIA		825,515

SINGAPORE — 8.9%
Financials — 5.6%
Oversea-Chinese Banking	59,712	454,510

Industrials — 3.3%
Keppel	26,300	107,058
Singapore Airlines *	24,200	78,369
Singapore Technologies Engineering	28,200	81,507
		266,934
TOTAL SINGAPORE		721,444

SOUTH AFRICA — 9.8%
Materials — 9.8%
Anglo American Platinum	2,237	219,782

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued

Materials — continued
Impala Platinum Holdings	33,129	$455,365
Kumba Iron Ore	2,671	113,252
TOTAL SOUTH AFRICA		788,399

THAILAND — 4.3%
Energy — 0.7%
IRPC	486,400	60,394

Materials — 3.4%
Indorama Ventures	71,400	88,178
PTT Global Chemical	96,012	187,473
		275,651
TOTAL THAILAND		336,045

TURKEY — 0.5%
Industrials — 0.5%
Turk Hava Yollari AO *	22,877	39,737
TOTAL TURKEY		39,737

UNITED ARAB EMIRATES — 0.4%
Industrials — 0.4%
Air Arabia PJSC	94,594	32,964
TOTAL UNITED ARAB EMIRATES		32,964
TOTAL COMMON STOCK
(Cost $6,907,786)		7,993,204

PREFERRED STOCK — 1.0%
RUSSIA— 1.0%
Energy — 1.0%
Surgutneftegas PJSC (A)	137,100	77,545
TOTAL PREFERRED STOCK
(Cost $76,656)		77,545

TOTAL INVESTMENTS — 100.1%
(Cost $6,984,442)		8,070,749
OTHER ASSETS LESS LIABILITIES – (0.1)%		(5,868)
NET ASSETS - 100%		$8,064,881

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Currently, no stated interest rate.

CL – Class

GDR – Global Depositary Receipt

JSC – Joint-Stock Company

PJSC – Public Joint-Stock Company

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI One Belt One Road Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Financials	$316,839	$13,152	$—	$329,991
Industrials	1,889,606	11,268	—	1,900,874
Materials	327,207	—	—	327,207
Utilities	928,074	—	—	928,074
India	151,674	—	—	151,674
Indonesia	314,897	—	—	314,897
Israel	292,987	—	—	292,987
Jordan	17,259	—	—	17,259
Kazakhstan	48,060	—	—	48,060
Kuwait	102,511	—	—	102,511
Malaysia	248,265	—	—	248,265
Philippines	303,175	—	—	303,175
Poland	284,126	—	—	284,126
Russia	825,515	—	—	825,515
Singapore	721,444	—	—	721,444
South Africa	788,399	—	—	788,399
Thailand	336,045	—	—	336,045
Turkey	39,737	—	—	39,737
United Arab Emirates	32,964	—	—	32,964
Total Common Stock	7,968,784	24,420	—	7,993,204
Preferred Stock
Russia	77,545	—	—	77,545
Total Preferred Stock	77,545	—	—	77,545
Total Investments in Securities	$8,046,329	$24,420	$—	$8,070,749

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
ARGENTINA — 3.6%
Consumer Discretionary — 3.6%
MercadoLibre *	1,272	$2,130,880
TOTAL ARGENTINA		2,130,880

AUSTRALIA — 0.7%
Consumer Discretionary — 0.7%
Webjet	103,477	404,831
TOTAL AUSTRALIA		404,831

BRAZIL — 11.9%
Consumer Discretionary — 2.9%
Arco Platform, Cl A *	11,471	407,106
B2W Cia Digital *	88,970	1,295,102
		1,702,208
Financials — 2.5%
XP, Cl A *	37,045	1,469,575

Information Technology — 6.5%
Cielo	588,280	453,028
Pagseguro Digital, Cl A *	30,244	1,720,279
StoneCo, Cl A *	19,603	1,645,084
		3,818,391
TOTAL BRAZIL		6,990,174

CHINA — 36.7%
Communication Services — 12.9%
Baidu ADR *	9,270	2,004,545
Bilibili ADR *	19,233	1,648,653
NetEase	106,300	2,023,495
Tencent Holdings	26,075	1,896,645
		7,573,338
Consumer Discretionary — 21.6%
Alibaba Group Holding *	58,500	1,754,883
JD.com, Cl A *	47,500	2,095,088
Meituan, Cl B *	53,300	2,025,082
New Oriental Education & Technology Group *	8,730	1,567,242
Pinduoduo ADR *	13,331	2,368,519
TAL Education Group ADR *	20,713	1,481,187
Trip.com Group ADR *	41,376	1,395,612
		12,687,613
Health Care — 2.2%
Alibaba Health Information Technology *	436,000	1,287,670
TOTAL CHINA		21,548,621

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

EGYPT — 0.7%
Information Technology — 0.7%
Fawry for Banking & Payment Technology Services SAE *	203,491	$433,631
TOTAL EGYPT		433,631

GERMANY — 2.9%
Consumer Discretionary — 2.9%
Delivery Hero *	11,041	1,715,679
TOTAL GERMANY		1,715,679

GREECE — 2.6%
Consumer Discretionary — 2.6%
OPAP	113,654	1,522,729
TOTAL GREECE		1,522,729

INDIA — 0.8%
Consumer Discretionary — 0.8%
MakeMyTrip *	17,005	502,158
TOTAL INDIA		502,158

JAPAN — 2.6%
Communication Services — 2.6%
Nexon	50,000	1,540,026
TOTAL JAPAN		1,540,026

MALAYSIA — 0.7%
Information Technology — 0.7%
My EG Services	873,300	416,839
TOTAL MALAYSIA		416,839

RUSSIA — 5.9%
Communication Services — 4.6%
Mail.Ru Group GDR *	49,302	1,296,643
Yandex, Cl A *	20,355	1,416,301
		2,712,944
Industrials — 0.8%
HeadHunter Group ADR (A)	15,718	475,469

Information Technology — 0.5%
QIWI ADR	30,852	317,776
TOTAL RUSSIA		3,506,189

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

SOUTH AFRICA — 3.3%
Consumer Discretionary — 3.3%
Naspers, Cl N	9,387	$1,929,547
TOTAL SOUTH AFRICA		1,929,547

SOUTH KOREA — 19.1%
Communication Services — 14.5%
Com2uSCorp	3,112	456,358
Kakao	3,989	1,430,282
NAVER *	7,286	1,961,847
NCSoft *	1,718	1,472,391
Netmarble *	11,880	1,438,111
NHN *	6,107	419,389
Pearl Abyss *	1,952	467,739
Studio Dragon *	5,211	444,204
Webzen *	12,996	413,939
		8,504,260

Consumer Discretionary — 1.4%
GS Home Shopping *	3,440	440,173
Lotte Tour Development *	26,368	364,098
		804,271
Information Technology — 3.2%
Douzone Bizon *	14,980	1,434,153
NHN KCP *	7,278	458,965
		1,893,118
TOTAL SOUTH KOREA		11,201,649

TAIWAN — 6.6%
Communication Services — 4.1%
International Games System	17,000	458,609
Sea ADR *	9,706	1,931,979
		2,390,588
Consumer Discretionary — 2.5%
momo.com	64,000	1,450,922
TOTAL TAIWAN		3,841,510

UNITED ARAB EMIRATES — 0.8%
Information Technology — 0.8%
Network International Holdings	102,163	456,100
TOTAL UNITED ARAB EMIRATES		456,100

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

UNITED STATES — 0.8%
Information Technology — 0.8%
Ebix	11,972	$454,577
TOTAL UNITED STATES		454,577
TOTAL COMMON STOCK
(Cost $50,135,552)		58,595,140

SHORT-TERM INVESTMENT(B)(C) — 0.8%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%(C)	489,240	489,240
TOTAL SHORT-TERM INVESTMENT
(Cost $489,240)		489,240

TOTAL INVESTMENTS — 100.5%
(Cost $50,624,792)		59,084,380
OTHER ASSETS LESS LIABILITIES – (0.5)%		(323,080)
NET ASSETS - 100%		$58,761,300

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $479,425.
(B)	The rate shown is the 7-day effective yield as of December 31, 2020.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2020 was $489,240.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Consumer Technology Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$2,130,880	$—	$—	$2,130,880
Australia	404,831	—	—	404,831
Brazil	6,990,174	—	—	6,990,174
China	21,548,621	—	—	21,548,621
Egypt	433,631	—	—	433,631
Germany	1,715,679	—	—	1,715,679
Greece	1,522,729	—	—	1,522,729
India	502,158	—	—	502,158
Japan	1,540,026	—	—	1,540,026
Malaysia	416,839	—	—	416,839
Russia	3,506,189	—	—	3,506,189
South Africa	1,929,547	—	—	1,929,547
South Korea
Communication Services	6,184,471	2,319,789	—	8,504,260
Consumer Discretionary	804,271	—	—	804,271
Information Technology	1,893,118	—	—	1,893,118
Taiwan	3,841,510	—	—	3,841,510
United Arab Emirates	456,100	—	—	456,100
United States	454,577	—	—	454,577
Total Common Stock	56,275,351	2,319,789	—	58,595,140
Short-Term Investment	489,240	—	—	489,240
Total Investments in Securities	$56,764,591	$2,319,789	$—	$59,084,380

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡

CHINA — 96.6%
Consumer Discretionary — 29.7%
BYD, Cl A	29,300	$876,296
BYD, Cl H	172,000	4,507,490
NIO ADR *	124,060	6,046,684
Tianneng Power International	653,885	1,576,978
XPeng ADR *	89,019	3,812,684
Yadea Group Holdings	1,012,694	2,092,297
		18,912,429
Industrials — 24.6%
Beijing-Shanghai High Speed Railway, Cl A	663,700	578,228
China Conch Venture Holdings	976,500	4,747,841
China Everbright Environment Group	3,558,216	2,009,967
Contemporary Amperex Technology, Cl A	63,500	3,431,843
CT Environmental Group *(A)(B)(C)	329,000	1,061
Dongjiang Environmental, Cl H	174,000	122,300
Dynagreen Environmental Protection Group, Cl H	352,000	146,178
Gotion High-tech, Cl A *	74,200	446,800
Xinjiang Goldwind Science & Technology, Cl A	199,935	438,545
Xinjiang Goldwind Science & Technology, Cl H	709,604	1,425,825
Zhuzhou CRRC Times Electric, Cl H	528,400	2,303,362
		15,651,950
Information Technology — 25.6%
GCL System Integration Technology, Cl A *	294,400	192,592
GCL-Poly Energy Holdings *	14,287,000	2,266,359
JinkoSolar Holding ADR *	34,312	2,122,883
LONGi Green Energy Technology, Cl A	218,573	3,101,973
Sanan Optoelectronics, Cl A	259,500	1,078,878
Wuxi Lead Intelligent Equipment, Cl A	51,100	660,631
Xinyi Solar Holdings	2,633,588	6,877,894
		16,301,210
Real Estate — 7.4%
China Evergrande Group	1,091,000	2,096,494
China Merchants Land	1,184,000	174,076
Shimao Group Holdings	578,000	1,841,227
SOHO China *	2,008,000	598,217
		4,710,014
Utilities — 9.4%
Beijing Enterprises Water Group	4,838,500	1,946,919
Beijing Jingneng Clean Energy, Cl H	1,230,000	402,922
China Datang Renewable Power, Cl H	2,053,000	323,022
China Everbright Greentech	599,000	264,202
China Everbright Water	828,157	140,987

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — continued

Utilities — continued
China Longyuan Power Group, Cl H	2,889,800	$2,895,819
		5,973,871
TOTAL CHINA		61,549,474

HONG KONG — 3.1%
Industrials — 0.6%
China High Speed Transmission Equipment Group	395,000	387,162

Information Technology — 0.2%
Wasion Holdings	481,000	141,437

Real Estate — 1.2%
Yuexiu Real Estate Investment Trust †	1,561,000	760,987

Utilities — 1.1%
Beijing Energy International Holding *	4,332,000	173,194
Canvest Environmental Protection Group	589,000	252,195
Concord New Energy Group	5,260,000	318,835
		744,224
TOTAL HONG KONG		2,033,810
TOTAL COMMON STOCK
(Cost $52,392,426)		63,583,284

TOTAL INVESTMENTS — 99.8%
(Cost $52,392,426)		63,583,284
OTHER ASSETS LESS LIABILITIES – 0.2%		110,913
NET ASSETS - 100%		$63,694,197

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of December 31, 2020 was $1,061 and represents 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2020 was $1,061 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI China Environment Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Consumer Discretionary	$18,912,429	$—	$—	$18,912,429
Industrials	15,650,889	—	1,061	15,651,950
Information Technology	16,301,210	—	—	16,301,210
Real Estate	4,710,014	—	—	4,710,014
Utilities	5,973,871	—	—	5,973,871
Hong Kong	2,033,810	—	—	2,033,810
Total Common Stock	63,582,223	—	1,061	63,583,284
Total Investments in Securities	$63,582,223	$—	$1,061	$63,583,284

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 96.3%‡

AUSTRALIA — 1.1%
Materials — 1.1%
Iluka Resources	211,590	$1,059,648
TOTAL AUSTRALIA		1,059,648

AUSTRIA — 1.0%
Information Technology — 1.0%
ams *	44,065	965,098
TOTAL AUSTRIA		965,098

CANADA — 1.1%
Industrials — 1.1%
Ballard Power Systems *	44,751	1,046,064
TOTAL CANADA		1,046,064

CHILE — 1.5%
Materials — 1.5%
Antofagasta	68,762	1,353,979
TOTAL CHILE		1,353,979

CHINA — 22.3%
Communication Services — 2.4%
Baidu ADR *	10,208	2,207,378

Consumer Discretionary — 14.5%
FAW Jiefang Group, Cl A *	719,844	1,294,171
Huizhou Desay Sv Automotive, Cl A	114,862	1,487,611
Kandi Technologies Group *	118,190	815,511
Keboda Technology, Cl A	80,500	837,880
Kuang-Chi Technologies, Cl A *	436,740	1,495,766
Li Auto ADR * (A)	55,192	1,591,185
NIO ADR *	72,511	3,534,186
Tianneng Power International (A)	490,000	1,181,735
XPeng ADR * (A)	27,405	1,173,756
		13,411,801
Industrials — 4.4%
Camel Group, Cl A	678,716	976,811
Gotion High-tech, Cl A *	185,489	1,116,934
Shenzhen Center Power Tech, Cl A *	308,700	988,349
Zhejiang Narada Power Source, Cl A *	422,700	990,929
		4,073,023

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued

Information Technology — 1.0%
Shanghai Belling, Cl A	418,000	$902,059
TOTAL CHINA		20,594,261

FRANCE — 0.2%
Information Technology — 0.2%
STMicroelectronics	6,168	228,520
TOTAL FRANCE		228,520

GERMANY — 11.6%
Consumer Discretionary — 8.1%
Bayerische Motoren Werke	34,616	3,059,274
Daimler	44,145	3,121,462
Hella GmbH & KGaA *	20,879	1,351,416
		7,532,152
Information Technology — 3.5%
Infineon Technologies	84,570	3,248,115
TOTAL GERMANY		10,780,267

HONG KONG — 1.1%
Consumer Discretionary — 1.1%
Brilliance China Automotive Holdings	1,122,000	1,021,598
TOTAL HONG KONG		1,021,598

JAPAN — 3.6%
Consumer Discretionary — 2.5%
Mitsubishi Motors *	478,300	1,005,290
Nissan Motor *	241,300	1,308,809
		2,314,099
Industrials — 1.1%
GS Yuasa	35,000	1,004,794
TOTAL JAPAN		3,318,893

NETHERLANDS — 1.9%
Information Technology — 1.9%
NXP Semiconductors	10,920	1,736,389
TOTAL NETHERLANDS		1,736,389

PERU — 3.6%
Materials — 3.6%
Southern Copper	51,083	3,326,525
TOTAL PERU		3,326,525

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued

SOUTH KOREA — 3.1%
Industrials — 1.0%
Doosan Fuel Cell *	18,616	$916,833
Information Technology — 2.1%
Samsung SDI	3,442	1,989,852
TOTAL SOUTH KOREA		2,906,685

SWEDEN — 1.2%
Industrials — 1.2%
PowerCell Sweden *	28,095	1,112,504
TOTAL SWEDEN		1,112,504

SWITZERLAND — 1.7%
Information Technology — 1.7%
STMicroelectronics	42,871	1,602,502
TOTAL SWITZERLAND		1,602,502

TAIWAN — 3.2%
Consumer Discretionary — 2.1%
Cub Elecparts	129,384	930,157
Tung Thih Electronic *	138,000	977,365
		1,907,522
Information Technology — 1.1%
Parade Technologies	25,000	987,615
TOTAL TAIWAN		2,895,137

UNITED KINGDOM — 1.5%
Industrials — 1.5%
ITM Power *	191,021	1,347,351
TOTAL UNITED KINGDOM		1,347,351

UNITED STATES — 36.6%
Communication Services — 3.3%
Alphabet, Cl A *	1,722	3,018,046

Consumer Discretionary — 6.5%
Aptiv *	14,236	1,854,808
ElectraMeccanica Vehicles *	145,935	903,338
Gentex	39,325	1,334,297
Gentherm *	14,522	947,125
Visteon *	7,397	928,472
		5,968,040
Industrials — 4.5%
Ballard Power Systems *	5,340	124,956

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Bloom Energy, Cl A *	37,776	$1,082,660
FuelCell Energy * (A)	119,755	1,337,663
Plug Power *	48,790	1,654,469
		4,199,748
Information Technology — 20.3%
Advanced Micro Devices *	31,891	2,924,724
Ambarella *	10,215	937,941
Analog Devices	21,269	3,142,070
Cirrus Logic *	11,786	968,809
Maxim Integrated Products *	20,282	1,797,999
NVIDIA	5,686	2,969,229
SiTime *	8,890	995,058
Skyworks Solutions	12,390	1,894,183
Texas Instruments	18,906	3,103,042
		18,733,055
Materials — 2.0%
Freeport-McMoRan *	72,639	1,890,067
TOTAL UNITED STATES		33,808,956
TOTAL COMMON STOCK
(Cost $72,711,651)		89,104,377

PREFERRED STOCK — 3.5%
GERMANY— 3.5%
Consumer Discretionary — 3.5%
Porsche Automobil Holding(B)	19,685	1,358,433
Volkswagen(B)	10,131	1,889,375
		3,247,808
TOTAL GERMANY		3,247,808
TOTAL PREFERRED STOCK
(Cost $3,053,637)		3,247,808

SHORT-TERM INVESTMENT(C)(D) — 6.1%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	5,593,997	5,593,997
TOTAL SHORT-TERM INVESTMENT
(Cost $5,593,997)		5,593,997

TOTAL INVESTMENTS — 105.9%
(Cost $81,359,285)		97,946,182
OTHER ASSETS LESS LIABILITIES – (5.9)%		(5,450,690)
NET ASSETS - 100%		$92,495,492

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $5,435,018.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Electric Vehicles and Future Mobility Index ETF

(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of December 31, 2020.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2020 was $5,593,997.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡

CHINA — 81.1%
Health Care — 81.1%
3SBio *	582,500	$531,126
Aier Eye Hospital Group, Cl A	565,628	6,520,265
AK Medical Holdings	178,000	308,992
Alibaba Health Information Technology *	1,832,000	5,410,577
Apeloa Pharmaceutical, Cl A	161,792	579,763
Asymchem Laboratories Tianjin, Cl A	33,203	1,528,841
Autobio Diagnostics, Cl A	39,408	880,647
BeiGene ADR *	20,713	5,352,032
Beijing Tiantan Biological Products, Cl A	172,118	1,104,773
Beijing Tongrentang, Cl A	181,590	668,037
Betta Pharmaceuticals, Cl A	55,263	913,330
BGI Genomics, Cl A *	55,000	1,088,376
CanSino Biologics, Cl H * (A)	33,400	760,280
Changchun High & New Technology Industry Group, Cl A	55,575	3,840,160
Chengdu Kanghong Pharmaceutical Group, Cl A	100,156	742,307
China Medical System Holdings	619,000	691,339
China National Accord Medicines, Cl A	51,153	360,618
China National Medicines, Cl A	103,555	785,989
China Resources Pharmaceutical Group	719,500	369,315
China Resources Sanjiu Medical & Pharmaceutical, Cl A	134,390	515,910
China Traditional Chinese Medicine Holdings	1,270,000	628,952
Chongqing Zhifei Biological Products, Cl A	219,448	4,996,199
CSPC Pharmaceutical Group	4,100,889	4,194,052
Da An Gene of Sun Yat-Sen University, Cl A	120,392	635,627
Dong-E-E-Jiao, Cl A	3,600	21,450
Dong-E-E-Jiao, Cl E	86,240	513,857
Genscript Biotech *	490,000	712,833
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	193,040	869,128
Guangzhou Kingmed Diagnostics Group, Cl A	63,199	1,246,343
Guangzhou Wondfo Biotech, Cl A	47,052	646,104
Hangzhou Tigermed Consulting, Cl A	51,350	1,277,377
Huadong Medicine, Cl A	240,224	982,098
Hualan Biological Engineering, Cl A	250,547	1,629,010
Hubei Jumpcan Pharmaceutical, Cl A	121,769	379,178
Humanwell Healthcare Group, Cl A	185,900	969,468
Intco Medical Technology, Cl A	48,229	1,248,290
Jafron Biomedical, Cl A	109,190	1,139,859
Jiangsu Hengrui Medicine, Cl A	728,621	12,500,614
Jiangsu Yuyue Medical Equipment & Supply, Cl A	137,810	598,404
Jilin Aodong Pharmaceutical Group, Cl A	159,650	404,737
Jinxin Fertility Group (A)	612,000	1,247,071
Jinyu Bio-Technology, Cl A	154,590	497,085
Joincare Pharmaceutical Group Industry, Cl A	267,345	572,413
Jointown Pharmaceutical Group, Cl A *	257,706	720,362

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Lepu Medical Technology Beijing, Cl A	244,700	$1,023,750
Livzon Pharmaceutical Group, Cl A	85,459	532,750
Luye Pharma Group	814,000	378,978
Maccura Biotechnology, Cl A	76,500	548,729
Meinian Onehealth Healthcare Holdings, Cl A *	537,783	937,881
Microport Scientific	331,000	1,790,781
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	106,917	578,143
Ovctek China, Cl A	83,400	1,051,639
Ping An Healthcare and Technology *	233,700	2,833,147
Shandong Buchang Pharmaceuticals, Cl A	156,807	556,831
Shandong Pharmaceutical Glass	81,700	630,672
Shandong Weigao Group Medical Polymer, Cl H	1,136,000	2,566,818
Shanghai Fosun Pharmaceutical Group, Cl A	276,029	2,293,922
Shanghai Fosun Pharmaceutical Group, Cl H	241,000	1,151,563
Shanghai Pharmaceuticals Holding, Cl A	263,994	780,200
Shanghai Pharmaceuticals Holding, Cl H	353,000	621,882
Shanghai RAAS Blood Products, Cl A	771,634	878,929
Shenzhen Hepalink Pharmaceutical Group, Cl A	142,728	378,314
Shenzhen Kangtai Biological Products, Cl A	93,298	2,505,984
Shenzhen Mindray Bio-Medical Electronics, Cl A	138,963	9,112,118
Shenzhen Salubris Pharmaceuticals, Cl A	143,565	626,045
Shijiazhuang Yiling Pharmaceutical, Cl A	165,393	649,184
Sichuan Kelun Pharmaceutical, Cl A	197,515	591,027
Sinopharm Group, Cl H	615,200	1,496,376
SSY Group	688,000	390,413
Tasly Pharmaceutical Group, Cl A	125,892	286,601
Tianjin Chase Sun Pharmaceutical, Cl A	412,346	290,695
Tonghua Dongbao Pharmaceutical, Cl A	279,091	574,794
Topchoice Medical, Cl A *	43,941	1,870,282
Walvax Biotechnology, Cl A	211,100	1,252,956
Winning Health Technology Group, Cl A	292,900	788,984
WuXi AppTec, Cl A	293,084	6,077,636
WuXi AppTec, Cl H	126,520	2,476,929
Xiamen Kingdomway Group, Cl A	84,576	451,348
Yifan Pharmaceutical, Cl A	169,488	493,856
Yunnan Baiyao Group, Cl A	175,417	3,067,330
Zai Lab ADR *	31,283	4,233,841
Zhangzhou Pientzehuang Pharmaceutical, Cl A	82,824	3,410,411
Zhejiang Huahai Pharmaceutical, Cl A	199,772	1,039,658
Zhejiang Jiuzhou Pharmaceutical, Cl A	110,600	609,465
Zhejiang NHU, Cl A	294,890	1,528,772
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	71,736	846,921
TOTAL CHINA		135,789,743

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued

HONG KONG — 18.8%
Health Care — 18.8%
Hangzhou Tigermed Consulting, Cl H *	55,700	$1,289,443
Hansoh Pharmaceutical Group *	540,000	2,618,570
Hutchison China MediTech ADR *	32,535	1,041,771
Innovent Biologics *	450,500	4,767,119
Pharmaron Beijing, Cl H	57,900	978,211
Sino Biopharmaceutical	4,754,750	4,599,086
Wuxi Biologics Cayman *	1,227,135	16,269,270
TOTAL HONG KONG		31,563,470
TOTAL COMMON STOCK
(Cost $130,524,324)		167,353,213

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	541,275	541,275
TOTAL SHORT-TERM INVESTMENT
(Cost $541,275)		541,275

TOTAL INVESTMENTS — 100.2%
(Cost $131,065,599)		167,894,488
OTHER ASSETS LESS LIABILITIES – (0.2)%		(365,134)
NET ASSETS - 100%		$167,529,354

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $515,275.
(B)	The rate shown is the 7-day effective yield as of December 31, 2020.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2020 was $541,275.

ADR — American Depositary Receipt
Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Health Care	$135,523,176	$266,567	$—	$135,789,743
Hong Kong	31,563,470	—	—	31,563,470
Total Common Stock	167,086,646	266,567	—	167,353,213
Short-Term Investment	541,275	—	—	541,275
Total Investments in Securities	$167,627,921	$266,567	$—	$167,894,488

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI All China Health Care Index ETF

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 98.3%

CHINA — 63.1%
Basic Materials — 2.1%
Shandong Iron And Steel Xinheng International
6.850%, 09/25/2022	$200,000	$203,000

Communications — 2.1%
Proven Honour Capital
4.125%, 05/19/2025	200,000	209,634

Consumer Discretionary — 4.1%
Geely Automobile Holdings
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.449% ‡	200,000	203,116
Golden Eagle Retail Group
4.625%, 05/21/2023	200,000	204,100
		407,216
Financials — 48.1%
Agile Group Holdings
8.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254% ‡	200,000	213,550
Central Plaza Development
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.066% ‡	200,000	197,027
CFLD Cayman Investment
8.600%, 04/08/2024	200,000	172,880
China Evergrande Group
9.500%, 03/29/2024	200,000	175,101
China Mengniu Dairy
3.000%, 07/18/2024	200,000	208,619
Chouzhou International Investment
4.500%, 05/30/2022	200,000	203,500
CIFI Holdings Group
6.450%, 11/07/2024	200,000	215,500
Country Garden Holdings
8.000%, 01/27/2024	200,000	216,101
Easy Tactic
8.625%, 02/27/2024	200,000	177,000
Fortune Star BVI
5.950%, 01/29/2023	200,000	206,000
Franshion Brilliant
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859% ‡	200,000	186,535
GLP China Holdings
4.974%, 02/26/2024	200,000	214,223

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued

Financials — continued
Kaisa Group Holdings
9.375%, 06/30/2024	$600,000	$581,250
KWG Group Holdings
5.875%, 11/10/2024	200,000	205,601
Mianyang Investment Holding Group
5.950%, 10/30/2022	200,000	203,000
New Metro Global
6.800%, 08/05/2023	200,000	211,600
Poly Developments and Holdings Group
4.750%, 09/17/2023	200,000	214,705
Ronshine China Holdings
8.750%, 10/25/2022	200,000	206,605
Shimao Group Holdings
6.125%, 02/21/2024	300,000	318,152
Sunac China Holdings
8.350%, 04/19/2023	200,000	210,528
Westwood Group Holdings
5.375%, 10/19/2023	200,000	216,106
		4,753,583
Industrial — 2.6%
Suzhou City Construction Investment Group Holding
4.600%, 09/05/2022	200,000	203,414
Tsinghua Unic
5.375%, 01/31/2023	200,000	48,500
		251,914
Real Estate — 2.0%
Well Hope Development
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.927% ‡	200,000	202,306

Technology — 2.1%
Lenovo Group
4.750%, 03/29/2023	200,000	212,295
TOTAL CHINA		6,239,948

HONG KONG — 35.2%
Consumer Discretionary — 4.7%
Li & Fung
5.250% ‡	200,000	152,000
Melco Resorts Finance
4.875%, 06/06/2025	300,000	309,156
		461,156
Financials — 23.3%
AIA Group
3.125%, 03/13/2023	200,000	209,518

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued

Financials — continued
Bank of East Asia
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.257% ‡	$250,000	$263,750
China CITIC Bank International
7.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.151% ‡	200,000	217,552
CMB Wing Lung Bank
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.948% ‡	250,000	266,239
FWD Group
0.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.865% ‡	300,000	226,500
Industrial & Commercial Bank of China Asia
4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.135% ‡	300,000	302,969
Nanyang Commercial Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205% ‡	550,000	558,250
NWD Finance BVI
5.750% ‡	250,000	253,875
		2,298,653
Industrial — 2.1%
Celestial Miles
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.205% ‡	200,000	211,225

Utilities — 5.1%
OVPH
5.875% ‡	500,000	503,559
TOTAL HONG KONG		3,474,593
TOTAL CORPORATE OBLIGATIONS
(Cost $9,666,393)		9,714,541

TOTAL INVESTMENTS — 98.3%
(Cost $9,666,393)		9,714,541
OTHER ASSETS LESS LIABILITIES – 1.7%		165,920
NET ASSETS - 100%		$9,880,461

‡	Perpetual security with no stated maturity date.

VAR — Variable Rate

As of December 31, 2020, all of the Fund's investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡

BRAZIL — 3.7%
Health Care — 3.7%
Fleury	2,700	$14,045
Hapvida Participacoes e Investimentos	29,000	85,199
Notre Dame Intermedica Participacoes	4,900	73,903
Odontoprev	4,300	12,045
Qualicorp Consultoria e Corretora de Seguros	2,300	15,489
TOTAL BRAZIL		200,681

CHINA — 45.3%
Consumer Staples — 1.1%
By-health, Cl A	4,800	17,843
DaShenLin Pharmaceutical Group, Cl A	2,000	24,120
Fu Jian Anjoy Foods, Cl A	600	17,813
		59,776
Health Care — 44.2%
3SBio*	8,000	7,294
Aier Eye Hospital Group, Cl A	400	4,611
Aier Eye Hospital Group, Cl A	13,170	151,817
AK Medical Holdings	6,000	10,416
Akeso *	2,000	9,802
Alphamab Oncology *	3,000	6,299
Autobio Diagnostics, Cl A	1,300	29,051
BeiGene *	3,600	72,893
Beijing Tiantan Biological Products, Cl A	3,720	23,878
Betta Pharmaceuticals, Cl A	1,200	19,832
BGI Genomics, Cl A *	1,200	23,746
CanSino Biologics, Cl H *	600	13,658
Changchun High & New Technology Industry Group, Cl A	1,200	82,918
Chengdu Kanghong Pharmaceutical Group, Cl A	2,600	19,270
China Biologic Products Holdings *	121	14,291
China Evergrande New Energy Vehicle Group * (A)	25,500	99,318
China Medical System Holdings	9,000	10,052
Chongqing Zhifei Biological Products, Cl A	5,413	123,238
CStone Pharmaceuticals *	3,000	3,900
Genetron Holdings ADR *	285	3,990
Genscript Biotech *	6,000	8,729
Guangzhou Kingmed Diagnostics Group, Cl A	1,300	25,637
Hangzhou Tigermed Consulting, Cl H *	300	6,945
Hansoh Pharmaceutical Group *	18,000	87,286
Huadong Medicine, Cl A	5,240	21,422
Hualan Biological Engineering, Cl A	5,490	35,695
Humanwell Healthcare Group, Cl A	4,800	25,032
Hygeia Healthcare Holdings *	1,600	10,070
I-Mab ADR *	201	9,477
InnoCare Pharma *	3,000	5,216

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Innovent Biologics *	4,500	$47,618
Intco Medical Technology, Cl A	1,100	28,471
Jiangsu Hengrui Medicine, Cl A	16,266	279,068
Jinxin Fertility Group	6,000	12,226
Kangji Medical Holdings *	4,000	7,748
Legend Biotech ADR *	382	10,757
Lepu Medical Technology Beijing, Cl A	5,422	22,684
Lifetech Scientific *	12,000	6,887
Livzon Pharmaceutical Group, Cl H	1,000	3,876
Luye Pharma Group	11,000	5,121
Microport Scientific	5,000	27,051
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	2,840	15,357
Ocumension Therapeutics *	1,500	5,223
Ovctek China, Cl A	1,700	21,436
Peijia Medical *	2,000	7,274
Ping An Healthcare and Technology *	3,300	40,006
Shandong Weigao Group Medical Polymer, Cl H	12,000	27,114
Shanghai Fosun Pharmaceutical Group, Cl H	1,500	7,167
Shanghai Junshi Biosciences, Cl H *	600	4,395
Shanghai Pharmaceuticals Holding, Cl H	3,000	5,285
Shanghai RAAS Blood Products, Cl A	20,700	23,578
Shenzhen Kangtai Biological Products, Cl A	2,100	56,406
Shenzhen Mindray Bio-Medical Electronics, Cl A	3,900	255,732
Sichuan Kelun Pharmaceutical, Cl A	4,400	13,166
Sihuan Pharmaceutical Holdings Group	29,000	3,067
Sinopharm Group, Cl H	4,400	10,702
Topchoice Medical, Cl A *	1,000	42,564
Venus MedTech Hangzhou, Cl H *	500	5,098
Viva Biotech Holdings	5,500	6,483
Walvax Biotechnology, Cl A	4,900	29,083
WuXi AppTec, Cl H	832	16,288
Wuxi Biologics Cayman *	12,281	162,821
Yunnan Baiyao Group, Cl A	4,000	69,944
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,900	78,236
Zhejiang Huahai Pharmaceutical, Cl A	4,650	24,200
Zhejiang NHU, Cl A	6,300	32,661
		2,380,576
TOTAL CHINA		2,440,352

HUNGARY — 0.7%
Health Care — 0.7%
Richter Gedeon Nyrt	1,582	39,707
TOTAL HUNGARY		39,707

INDIA — 12.5%
Health Care — 12.5%
Apollo Hospitals Enterprise	1,106	36,522

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Aurobindo Pharma	4,648	$58,606
Cadila Healthcare	8,293	54,110
Cipla	6,744	75,680
Divi's Laboratories	2,172	114,204
Dr Reddy's Laboratories	1,422	101,299
Laurus Labs	4,527	21,880
Lupin	3,892	52,033
Sun Pharmaceutical Industries	19,601	158,903
TOTAL INDIA		673,237

INDONESIA — 1.2%
Health Care — 1.2%
Kalbe Farma	383,500	40,397
Mitra Keluarga Karyasehat	111,100	21,588
TOTAL INDONESIA		61,985

MALAYSIA — 6.4%
Health Care — 6.4%
Hartalega Holdings	30,100	90,842
IHH Healthcare	72,900	99,677
Supermax *	26,080	38,966
Top Glove	76,400	116,238
TOTAL MALAYSIA		345,723

POLAND — 0.2%
Health Care — 0.2%
Mercator Medical	97	10,986
TOTAL POLAND		10,986

SOUTH AFRICA — 1.1%
Health Care — 1.1%
Aspen Pharmacare Holdings *	3,870	33,031
Life Healthcare Group Holdings *	12,804	14,662
Netcare *	12,273	10,444
TOTAL SOUTH AFRICA		58,137

SOUTH KOREA — 26.2%
Consumer Staples — 0.2%
Kolmar BNH	246	11,753

Health Care — 26.0%
Alteogen *	220	36,393
Bukwang Pharmaceutical	589	15,236
Cellivery Therapeutics *	67	11,608
Celltrion *	829	273,961

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Celltrion Healthcare *	1,284	$192,659
Celltrion Pharm *	312	68,556
Chong Kun Dang Pharmaceutical	91	18,964
Daewoong	333	15,419
Genexine *	190	21,741
Green Cross	92	34,385
Green Cross Holdings	341	13,027
Hanall Biopharma *	417	14,395
Hanmi Pharm	98	33,172
Hanmi Science Ltd.	562	39,404
Hugel *	114	19,708
Ilyang Pharmaceutical	173	10,479
Jeil Pharmaceutical	147	8,471
LegoChem Biosciences *	200	12,906
MedPacto *	193	20,911
Medytox	42	6,831
Mezzion Pharma *	71	11,490
Oscotec *	242	14,614
Pharmicell *	424	6,753
Sam Chun Dang Pharm	188	14,209
Samsung Biologics *	296	225,072
Seegene	241	42,818
Shin Poong Pharmaceutical *	431	49,198
SillaJen *(B)(C)(D)	261	2,907
SK Biopharmaceuticals *	651	101,279
ST Pharm *	159	15,193
Yuhan	584	40,367
Yungjin Pharmaceutical *	1,613	11,938
		1,404,064
TOTAL SOUTH KOREA		1,415,817

THAILAND — 2.3%
Health Care — 2.3%
Bangkok Chain Hospital	20,500	9,306
Bangkok Dusit Medical Services, Cl F	124,700	86,574
Bumrungrad Hospital	7,000	28,037
TOTAL THAILAND		123,917
TOTAL COMMON STOCK
(Cost $4,483,578)		5,370,542

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
SHORT-TERM INVESTMENT(E)(F) — 1.1%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	58,905	$58,905
TOTAL SHORT-TERM INVESTMENT
(Cost $58,905)		58,905

TOTAL INVESTMENTS — 100.7%
(Cost $4,542,483)		5,429,447
OTHER ASSETS LESS LIABILITIES – (0.7)%		(39,536)
NET ASSETS - 100%		$5,389,911

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $56,042.
(B)	Security considered illiquid. The total value of such securities as of December 31, 2020 was $2,907 and represents 0.1% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2020 was $2,907 and represents 0.1% of Net Assets.
(E)	The rate shown is the 7-day effective yield as of December 31, 2020.
(F)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2020 was $58,905.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

Schedule of Investments (Unaudited) December 31, 2020

KraneShares Emerging Markets Healthcare Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$200,681	$—	$—	$200,681
China
Consumer Staples	59,776	—	—	59,776
Health Care	2,375,478	5,098	—	2,380,576
Hungary	39,707	—	—	39,707
India	673,237	—	—	673,237
Indonesia	61,985	—	—	61,985
Malaysia	345,723	—	—	345,723
Poland	10,986	—	—	10,986
South Africa	58,137	—	—	58,137
South Korea
Consumer Staples	11,753	—	—	11,753
Health Care	1,127,196	273,961	2,907	1,404,064
Thailand	123,917	—	—	123,917
Total Common Stock	5,088,576	279,059	2,907	5,370,542
Short-Term Investment	58,905	—	—	58,905
Total Investments in Securities	$5,147,481	$279,059	$2,907	$5,429,447

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 95.3%‡

BRAZIL — 5.6%
Communication Services — 0.1%
Telefonica Brasil	400	$3,581

Consumer Discretionary — 0.7%
Lojas Renner	550	4,610
Magazine Luiza	3,200	15,371
		19,981
Consumer Staples — 0.7%
Ambev	3,800	11,449
BRF *	300	1,273
Cia Brasileira de Distribuicao	100	1,445
JBS	600	2,733
Raia Drogasil	1,000	4,821
		21,721
Energy — 0.7%
Petroleo Brasileiro	3,100	17,218
Ultrapar Participacoes *	600	2,742
		19,960
Financials — 1.1%
B3 - Brasil Bolsa Balcao	1,400	16,706
Banco Bradesco *	880	4,100
Banco do Brasil *	700	5,229
Banco Santander Brasil	300	2,589
BB Seguridade Participacoes	500	2,852
		31,476
Industrials — 0.6%
CCR	800	2,075
Localiza Rent a Car *	420	5,575
Rumo *	800	2,963
WEG	600	8,749
		19,362
Materials — 1.6%
Klabin	500	2,548
Suzano *	400	4,508
Vale	2,400	40,407
		47,463
Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo *	200	1,711
Equatorial Energia	500	2,230
		3,941
TOTAL BRAZIL		167,485

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

CHILE — 0.7%
Consumer Discretionary — 0.1%
Falabella	514	$1,903

Energy — 0.1%
Empresas COPEC	268	2,719

Financials — 0.2%
Banco de Chile	17,262	1,763
Banco de Credito e Inversiones	35	1,374
Banco Santander Chile	45,657	2,191
		5,328
Materials — 0.1%
Empresas CMPC	867	2,282

Utilities — 0.2%
Enel Americas	19,579	3,197
Enel Chile	19,330	1,501
		4,698
TOTAL CHILE		16,930

COLOMBIA — 0.2%
Energy — 0.1%
Ecopetrol	3,338	2,191

Financials — 0.1%
Bancolombia	154	1,575
TOTAL COLOMBIA		3,766

CZECH REPUBLIC — 0.1%
Financials — 0.0%
Komercni banka as *	51	1,561

Utilities — 0.2%
CEZ	109	2,615
TOTAL CZECH REPUBLIC		4,176

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE	906	3,409
TOTAL EGYPT		3,409

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	166	2,677
TOTAL GREECE		2,677

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

HUNGARY — 0.3%
Energy — 0.1%
MOL Hungarian Oil & Gas *	248	$1,832

Financials — 0.2%
OTP Bank Nyrt *	152	6,851
TOTAL HUNGARY		8,683

INDIA — 13.6%
Communication Services — 0.4%
Bharti Airtel	1,540	10,743

Consumer Discretionary — 0.9%
Bajaj Auto	56	2,639
Eicher Motors	90	3,117
Mahindra & Mahindra	503	4,961
Maruti Suzuki India	85	8,899
Tata Motors *	1,250	3,145
Titan	214	4,590
		27,351
Consumer Staples — 1.3%
Dabur India	361	2,638
Godrej Consumer Products	248	2,512
Hindustan Unilever	625	20,490
ITC	3,000	8,581
Nestle India	16	4,027
		38,248
Energy — 2.3%
Bharat Petroleum	522	2,723
Indian Oil	1,500	1,867
Oil & Natural Gas	961	1,224
Reliance Industries	2,308	62,710
		68,524
Financials — 3.3%
Axis Bank *	1,900	16,134
Bajaj Finance	160	11,595
Bajaj Finserv	26	3,169
Housing Development Finance	1,369	47,939
ICICI Bank *	2,000	14,645
State Bank of India *	1,500	5,645
		99,127
Health Care — 0.5%
Aurobindo Pharma	180	2,270
Dr Reddy's Laboratories	78	5,557
Piramal Enterprises	55	1,075

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

Health Care — continued
Sun Pharmaceutical Industries	750	$6,080
		14,982
Industrials — 0.2%
Larsen & Toubro	400	7,049

Information Technology — 3.5%
HCL Technologies	900	11,654
Infosys ADR	3,160	53,562
Tata Consultancy Services	750	29,385
Tech Mahindra	318	4,235
Wipro	1,250	6,608
		105,444
Materials — 0.9%
Asian Paints	212	8,021
Grasim Industries	226	2,870
Hindalco Industries	816	2,686
JSW Steel	592	3,137
UltraTech Cement	80	5,790
UPL	373	2,381
Vedanta	909	2,008
		26,893
Utilities — 0.3%
GAIL India	1,400	2,362
NTPC	1,800	2,447
Power Grid Corp of India	1,600	4,157
		8,966
TOTAL INDIA		407,327

INDONESIA — 2.6%
Communication Services — 0.4%
Telkom Indonesia Persero	46,000	10,837

Consumer Discretionary — 0.3%
Astra International	20,000	8,577

Consumer Staples — 0.2%
Charoen Pokphand Indonesia	6,300	2,926
Unilever Indonesia	6,500	3,400
		6,326
Energy — 0.1%
United Tractors	1,500	2,840

Financials — 1.6%
Bank Central Asia	8,700	20,960
Bank Mandiri Persero	18,000	8,103
Bank Negara Indonesia Persero	6,700	2,945

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

Financials — continued
Bank Rakyat Indonesia Persero	50,000	$14,840
		46,848
TOTAL INDONESIA		75,428

MALAYSIA — 2.3%
Communication Services — 0.2%
DiGi.Com	3,000	3,088
Maxis	3,000	3,766
		6,854
Consumer Discretionary — 0.1%
Genting	2,000	2,217

Consumer Staples — 0.1%
Sime Darby Plantation	2,300	2,853

Financials — 1.2%
CIMB Group Holdings	8,000	8,552
Hong Leong Bank	500	2,262
Malayan Banking	5,616	11,812
Public Bank	2,600	13,315
		35,941
Health Care — 0.1%
IHH Healthcare	2,000	2,735

Materials — 0.2%
Petronas Chemicals Group	3,000	5,541

Utilities — 0.4%
Petronas Gas	500	2,135
Tenaga Nasional	3,700	9,585
		11,720
TOTAL MALAYSIA		67,861

MEXICO — 3.1%
Communication Services — 0.8%
America Movil	28,000	20,362
Grupo Televisa *	2,000	3,274
		23,636
Consumer Discretionary — 0.0%
Controladora Nemak *	2,200	291

Consumer Staples — 0.9%
Fomento Economico Mexicano	1,700	12,877
Grupo Bimbo, Ser A	1,100	2,382
Wal-Mart de Mexico	4,300	12,064
		27,323

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

Financials — 0.5%
Grupo Financiero Banorte, Cl O *	2,200	$12,107
Grupo Financiero Inbursa, Cl O *	1,500	1,507
		13,614
Industrials — 0.2%
Alfa, Cl A	2,200	1,581
Grupo Aeroportuario del Pacifico, Cl B *	200	2,228
Grupo Aeroportuario del Sureste, Cl B	145	2,400
		6,209
Materials — 0.6%
Cemex *	12,500	6,456
Grupo Mexico	2,900	12,282
		18,738
Real Estate — 0.1%
Fibra Uno Administracion †	2,800	3,163
TOTAL MEXICO		92,974

PERU — 1.0%
Financials — 0.4%
Credicorp	72	11,809

Materials — 0.6%
Cia de Minas Buenaventura SAA ADR *	571	6,961
Southern Copper	169	11,005
		17,966
TOTAL PERU		29,775

PHILIPPINES — 1.4%
Financials — 0.2%
BDO Unibank	2,100	4,670

Industrials — 0.6%
Ayala	300	5,167
JG Summit Holdings	3,675	5,479
SM Investments	300	6,553
		17,199
Real Estate — 0.7%
Ayala Land	10,500	8,942
SM Prime Holdings	14,000	11,224
		20,166
TOTAL PHILIPPINES		42,035

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

POLAND — 1.0%
Communication Services — 0.1%
CD Projekt	60	$4,423

Consumer Discretionary — 0.1%
LPP *	1	2,224

Energy — 0.1%
Polski Koncern Naftowy ORLEN	280	4,337

Financials — 0.5%
Bank Polska Kasa Opieki *	165	2,706
Powszechna Kasa Oszczednosci Bank Polski *	825	6,359
Powszechny Zaklad Ubezpieczen *	600	5,211
Santander Bank Polska *	32	1,595
		15,871
Materials — 0.2%
KGHM Polska Miedz *	115	5,648
TOTAL POLAND		32,503

QATAR — 1.2%
Financials — 1.0%
Masraf Al Rayan QSC	3,750	4,666
Qatar Islamic Bank SAQ	1,100	5,169
Qatar National Bank QPSC	3,900	19,098
		28,933
Industrials — 0.2%
Industries Qatar QSC	1,750	5,225
TOTAL QATAR		34,158

RUSSIA — 4.9%
Communication Services — 0.1%
Mobile TeleSystems PJSC ADR	348	3,115

Consumer Discretionary — 0.1%
X5 Retail Group GDR	83	3,097

Consumer Staples — 0.1%
Magnit PJSC GDR	242	4,259

Energy — 2.6%
Gazprom PJSC	8,300	23,867
LUKOIL PJSC	345	24,106
Novatek PJSC GDR	70	11,917
Rosneft	950	5,590
Tatneft PJSC	1,530	10,595
		76,075

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

Financials — 1.1%
Sberbank of Russia PJSC	9,190	$33,684

Materials — 0.9%
Alrosa PJSC	1,750	2,326
MMC Norilsk Nickel PJSC	62	19,863
Novolipetskiy Metallurgicheskiy Kombinat PAO	820	2,318
Severstal PAO	140	2,490
		26,997
TOTAL RUSSIA		147,227

SOUTH AFRICA — 5.8%
Communication Services — 0.4%
Group	1,400	5,737
MultiChoice Group	284	2,591
Vodacom Group	425	3,599
		11,927
Consumer Discretionary — 2.7%
Absa Group	600	4,896
Mr Price Group	162	1,882
Naspers, Cl N	345	70,917
Woolworths Holdings	658	1,771
		79,466
Consumer Staples — 0.4%
Bid	280	5,014
Clicks Group	168	2,890
Shoprite Holdings	281	2,678
Tiger Brands	109	1,545
		12,127
Energy — 0.1%
Exxaro Resources	174	1,645

Financials — 1.4%
Capitec Bank Holdings *	26	2,536
Discovery	244	2,550
FirstRand	3,738	12,989
Nedbank Group	335	2,953
Old Mutual	3,300	2,671
Remgro	355	2,325
Sanlam	1,216	4,863
Standard Bank Group	1,100	9,517
		40,404
Industrials — 0.2%
Bidvest Group	224	2,394
Sasol *	465	4,240
		6,634

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

Materials — 0.5%
Anglo American Platinum	35	$3,439
AngloGold Ashanti	330	7,695
Gold Fields	541	5,067
		16,201
Real Estate — 0.1%
Growthpoint Properties †	1,998	1,710
NEPI Rockcastle	269	1,712
		3,422
TOTAL SOUTH AFRICA		171,826

SOUTH KOREA — 24.0%
Communication Services — 2.1%
Kakao	34	12,191
NAVER	125	33,658
NCSoft	15	12,855
SK Telecom	13	2,848
		61,552
Consumer Discretionary — 2.3%
Coway *	36	2,409
Fila Holdings	32	1,287
Hyundai Mobis	57	13,407
Hyundai Motor	125	22,094
Kangwon Land	81	1,752
Kia Motors	250	14,361
LG Electronics	95	11,806
		67,116
Consumer Staples — 0.8%
Amorepacific	21	3,982
E-MART	13	1,813
KT&G	95	7,267
LG Household & Health Care	8	11,931
		24,993
Energy — 0.4%
SK Innovation	53	9,270
S-Oil	31	1,975
		11,245
Financials — 1.6%
DB Insurance	34	1,369
Hana Financial Group	300	9,528
Industrial Bank of Korea	174	1,416
KB Financial Group	358	14,303
Samsung Fire & Marine Insurance	26	4,488
Samsung Life Insurance	47	3,422
Shinhan Financial Group	383	11,300

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

Financials — continued
Woori Financial Group	327	$2,929
		48,755
Health Care — 1.3%
Celltrion *	74	24,607
Celltrion Healthcare *	34	5,102
Samsung Biologics *	10	7,604
		37,313
Industrials — 1.0%
Hyundai Engineering & Construction	54	1,862
Hyundai Heavy Industries Holdings	6	1,566
Korea Shipbuilding & Offshore Engineering *	26	2,597
LG	85	6,847
Samsung C&T	70	8,892
Samsung Heavy Industries *	299	1,938
SK Holdings	26	5,756
		29,458
Information Technology — 12.5%
LG Display *	148	2,527
Samsung Electro-Mechanics	50	8,193
Samsung Electronics	3,732	278,277
Samsung SDI	45	26,015
Samsung SDS	23	3,779
SK Hynix	469	51,161
		369,952
Materials — 1.8%
Hyundai Steel	54	1,968
Korea Zinc	5	1,848
LG Chemical	40	30,342
Lotte Chemical	12	3,049
POSCO	68	17,027
		54,234
Utilities — 0.2%
Korea Electric Power *	275	6,936
TOTAL SOUTH KOREA		711,554

TAIWAN — 23.6%
Communication Services — 0.7%
Chunghwa Telecom	4,000	15,517
Far EasTone Telecommunications	1,000	2,178
Taiwan Mobile	1,000	3,520
		21,215
Consumer Staples — 0.6%
President Chain Store	1,000	9,485

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

Consumer Staples — continued
Uni-President Enterprises	4,000	$9,609
		19,094
Energy — 0.1%
Formosa Petrochemical	1,000	3,552

Financials — 2.9%
Cathay Financial Holding	6,000	9,022
Chailease Holding	1,071	6,404
Chang Hwa Commercial Bank	4,243	2,711
China Development Financial Holding	9,000	2,979
CTBC Financial Holding	12,000	8,413
E.Sun Financial Holding	8,094	7,360
First Financial Holding	7,282	5,533
Fubon Financial Holding	6,000	9,983
Hua Nan Financial Holdings	5,567	3,616
Mega Financial Holding	8,000	8,485
Shanghai Commercial & Savings Bank	2,000	2,925
Shin Kong Financial Holding	7,000	2,195
SinoPac Financial Holdings	7,000	2,852
Taishin Financial Holding	7,310	3,447
Taiwan Cooperative Financial Holding	6,365	4,610
Yuanta Financial Holding	7,280	5,324
		85,859
Industrials — 0.1%
Far Eastern New Century	2,000	2,061

Information Technology — 17.6%
ASE Technology Holding	2,000	5,787
Asustek Computer	1,000	8,915
AU Optronics *	6,000	2,990
Catcher Technology	1,000	7,331
Delta Electronics	2,000	18,720
Hon Hai Precision Industry	11,000	36,017
Innolux	6,000	3,011
Lite-On Technology	1,000	1,772
MediaTek	1,000	26,586
Novatek Microelectronics	1,000	13,133
Pegatron	1,000	2,395
Quanta Computer	2,000	5,758
Taiwan Semiconductor Manufacturing	20,000	377,251
United Microelectronics	8,000	13,424
		523,090
Materials — 1.6%
Asia Cement	2,000	3,075
China Steel	9,000	7,928
Formosa Chemicals & Fibre	2,000	6,029
Formosa Plastics	4,000	13,723

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

Materials — continued
Nan Ya Plastics	5,000	$12,795
Taiwan Cement	3,370	5,181
		48,731
TOTAL TAIWAN		703,602

THAILAND — 2.4%
Communication Services — 0.2%
Advanced Info Service	1,000	5,875

Consumer Staples — 0.3%
CP ALL *	5,000	9,721

Energy — 0.7%
PTT	10,500	14,895
PTT Exploration & Production	1,400	4,591
		19,486
Financials — 0.4%
Kasikornbank	1,800	6,789
Siam Commercial Bank	1,800	5,257
		12,046
Health Care — 0.1%
Bangkok Dusit Medical Services, Cl F	3,500	2,430

Industrials — 0.3%
Airports of Thailand	4,300	8,934

Materials — 0.3%
PTT Global Chemical	2,300	4,491
Siam Cement	400	5,047
		9,538
Real Estate — 0.1%
Central Pattana	1,300	2,072
TOTAL THAILAND		70,102

TURKEY — 0.6%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	700	7,111

Energy — 0.1%
Turkiye Petrol Rafinerileri *	200	2,906

Financials — 0.3%
Akbank T.A.S. *	5,000	4,662
Turkiye Garanti Bankasi *	4,000	5,581
		10,243
TOTAL TURKEY		20,260

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

UNITED ARAB EMIRATES — 0.6%
Communication Services — 0.2%
Emirates Telecommunications Group PJSC	1,165	$5,360

Financials — 0.3%
Abu Dhabi Commercial Bank PJSC	1,392	2,350
First Abu Dhabi Bank PJSC	1,901	6,676
		9,026
Real Estate — 0.1%
Emaar Properties PJSC *	2,352	2,260
TOTAL UNITED ARAB EMIRATES		16,646
TOTAL COMMON STOCK
(Cost $2,329,382)		2,830,404

PREFERRED STOCK(A) — 4.5%
BRAZIL— 2.6%
Consumer Discretionary — 0.1%
Lojas Americanas*	500	2,531
Energy — 0.6%
Petroleo Brasileiro*	3,400	18,551
Financials — 1.7%
Banco Bradesco*	3,740	19,541
Itau Unibanco Holding	3,900	23,749
Itausa	3,600	8,130
		51,420
Materials — 0.1%
Gerdau	700	3,295
Utilities — 0.1%
Cia Energetica de Minas Gerais	625	1,751
TOTAL BRAZIL		77,548

CHILE— 0.1%
Materials — 0.1%
Sociedad Quimica y Minera de Chile	83	4,042

COLOMBIA— 0.1%
Financials — 0.1%
Bancolombia	307	3,150

RUSSIA— 0.1%
Energy — 0.1%
Surgutneftegas PJSC	4,700	2,659

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
PREFERRED STOCK — continued

SOUTH KOREA— 1.6%
Information Technology — 1.6%
Samsung Electronics	700	$47,427
TOTAL PREFERRED STOCK
(Cost $138,004)		134,826

TOTAL INVESTMENTS — 99.8%
(Cost $2,467,386)		2,965,230
OTHER ASSETS LESS LIABILITIES – 0.2%		5,151
NET ASSETS - 100%		$2,970,381

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Currently, no stated interest rate.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI Emerging Markets ex China Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2020, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$167,485	$—	$—	$167,485
Chile	16,930	—	—	16,930
Colombia	3,766	—	—	3,766
Czech Republic	4,176	—	—	4,176
Egypt	3,409	—	—	3,409
Greece	2,677	—	—	2,677
Hungary	8,683	—	—	8,683
India	407,327	—	—	407,327
Indonesia	75,428	—	—	75,428
Malaysia	67,861	—	—	67,861
Mexico	92,974	—	—	92,974
Peru	29,775	—	—	29,775
Philippines	42,035	—	—	42,035
Poland	32,503	—	—	32,503
Qatar	34,158	—	—	34,158
Russia	147,227	—	—	147,227
South Africa	171,826	—	—	171,826
South Korea
Communication Services	61,552	—	—	61,552
Consumer Discretionary	65,829	1,287	—	67,116
Consumer Staples	24,993	—	—	24,993
Energy	11,245	—	—	11,245
Financials	48,755	—	—	48,755
Health Care	12,706	24,607	—	37,313
Industrials	29,458	—	—	29,458
Information Technology	369,952	—	—	369,952
Materials	54,234	—	—	54,234
Utilities	6,936	—	—	6,936
Taiwan	703,602	—	—	703,602
Thailand	70,102	—	—	70,102
Turkey	20,260	—	—	20,260
United Arab Emirates	16,646	—	—	16,646
Total Common Stock	2,804,510	25,894	—	2,830,404
Preferred Stock
Brazil	77,548	—	—	77,548
Chile	4,042	—	—	4,042
Colombia	3,150	—	—	3,150
Russia	2,659	—	—	2,659
South Korea	47,427	—	—	47,427
Total Preferred Stock	134,826	—	—	134,826
Total Investments in Securities	$2,939,336	$25,894	$—	$2,965,230

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CICC China 5G And Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 99.4%‡

CHINA — 88.4%
Information Technology — 88.4%
AAC Technologies Holdings	278,500	$1,558,826
Avary Holding Shenzhen, Cl A	592,285	4,528,302
AVIC Jonhon Optronic Technology, Cl A	206,069	2,483,302
BOE Technology Group, Cl A	7,485,230	6,913,006
BYD Electronic International	501,000	2,623,290
Chaozhou Three-Circle Group, Cl A	353,524	2,027,009
Foxconn Industrial Internet, Cl A	4,639,654	9,776,864
GDS Holdings ADR *	34,397	3,220,935
Gigadevice Semiconductor Beijing, Cl A	114,600	3,483,873
GoerTek, Cl A	730,922	4,198,781
Guangzhou Shiyuan Electronic Technology, Cl A	147,050	2,603,674
JCET Group, Cl A *	406,121	2,661,152
Lingyi iTech Guangdong, Cl A	1,825,577	3,369,224
Luxshare Precision Industry, Cl A	1,415,595	12,228,332
Maxscend Microelectronics, Cl A	39,919	3,505,712
NAURA Technology Group, Cl A	110,604	3,077,058
Sanan Optoelectronics, Cl A	1,052,809	4,377,082
Shennan Circuits, Cl A	108,725	1,808,443
Shenzhen Goodix Technology, Cl A	115,489	2,765,166
Sunny Optical Technology Group	236,500	5,176,016
Unigroup Guoxin Microelectronics, Cl A	109,200	2,249,167
Universal Scientific Industrial Shanghai, Cl A	561,185	1,670,602
Will Semiconductor Shanghai, Cl A	191,671	6,818,155
Wingtech Technology, Cl A	314,455	4,791,861
Wuhan Guide Infrared, Cl A	335,883	2,158,515
Yealink Network Technology, Cl A	195,380	2,199,008
Zhejiang Dahua Technology, Cl A	735,200	2,250,872
ZTE, Cl H	2,047,800	5,149,971
TOTAL CHINA		109,674,198

HONG KONG — 11.0%
Information Technology — 11.0%
Hua Hong Semiconductor *	250,000	1,418,650
Xiaomi, Cl B *	2,844,200	12,178,136
TOTAL HONG KONG		13,596,786
TOTAL COMMON STOCK
(Cost $115,188,716)		123,270,984

TOTAL INVESTMENTS — 99.4%
(Cost $115,188,716)		123,270,984
OTHER ASSETS LESS LIABILITIES – 0.6%		716,940
NET ASSETS - 100%		$123,987,924

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CICC China 5G And Semiconductor Index ETF

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡

CHINA — 100.0%
Consumer Discretionary — 39.3%
ANTA Sports Products	11,000	$174,352
China Tourism Group Duty Free, Cl A	4,300	186,948
Gree Electric Appliances of Zhuhai, Cl A	28,600	272,676
Haidilao International Holding	10,000	76,994
Haier Smart Home, Cl A	33,700	151,521
Haier Smart Home, Cl H *	15,200	55,085
Hangzhou Robam Appliances, Cl A	4,500	28,247
Huazhu Group ADR	555	24,992
Li Ning	19,500	134,043
Midea Group, Cl A	11,600	175,768
Oppein Home Group, Cl A	2,400	49,687
Shanghai Jinjiang International Hotels, Cl A	2,900	23,002
Yum China Holdings	3,466	197,874
Zhejiang Supor, Cl A	3,200	38,415
		1,589,604
Consumer Staples — 60.7%
Anhui Gujing Distillery, Cl A	1,100	46,055
Anhui Kouzi Distillery, Cl A	4,400	46,664
China Mengniu Dairy	24,000	144,857
Dali Foods Group	25,000	14,283
Foshan Haitian Flavouring & Food, Cl A	6,600	203,730
Henan Shuanghui Investment & Development, Cl A	27,800	200,862
Hengan International Group	6,000	42,482
Inner Mongolia Yili Industrial Group, Cl A	25,800	176,206
Jiangsu Yanghe Brewery Joint-Stock, Cl A	5,200	188,889
Kweichow Moutai, Cl A	1,300	399,806
Luzhou Laojiao, Cl A	6,400	222,796
Muyuan Foods, Cl A	19,200	227,859
Shanxi Xinghuacun Fen Wine Factory, Cl A	2,100	121,310
Want Want China Holdings	62,000	44,858
Wens Foodstuffs Group	59,100	165,838
Wuliangye Yibin, Cl A	4,700	211,139
		2,457,634
TOTAL COMMON STOCK
(Cost $3,758,068)		4,047,238

TOTAL INVESTMENTS — 100.0%
(Cost $3,758,068)		4,047,238
OTHER ASSETS LESS LIABILITIES – (0.0)%		(379)
NET ASSETS - 100%		$4,046,859

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares CICC China Consumer Leaders Index ETF

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — 99.9%‡

CHINA — 96.0%
Communication Services — 8.3%
China Literature *	400	$3,139
Tencent Holdings	7,000	509,166
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	1,200	5,769
		518,074
Consumer Discretionary — 29.0%
Alibaba Group Holding ADR *	1,990	463,133
BYD, Cl A	1,101	32,928
BYD, Cl H	6,000	157,238
Geely Automobile Holdings	57,000	194,806
Hangzhou Robam Appliances, Cl A	500	3,139
Meituan, Cl B *	13,800	524,318
NIO ADR *	5,930	289,028
Suning.com, Cl A	5,500	6,527
TCL Technology Group, Cl A	7,800	8,500
Vipshop Holdings ADR *	4,306	121,042
Weifu High-Technology Group, Cl A	400	1,428
		1,802,087
Consumer Staples — 3.6%
Angel Yeast, Cl A	400	3,144
China Mengniu Dairy	26,000	156,928
Dali Foods Group	20,000	11,427
Inner Mongolia Yili Industrial Group, Cl A	3,600	24,587
Sun Art Retail Group	18,500	18,801
Vinda International Holdings	4,000	10,911
		225,798
Energy — 0.0%
Offshore Oil Engineering, Cl A	2,600	1,797

Financials — 14.6%
Bank of Shanghai, Cl A	8,200	9,896
China CITIC Bank, Cl H	86,000	36,490
China Construction Bank, Cl A	4,100	3,964
China Construction Bank, Cl H	694,000	527,178
China Everbright Bank, Cl H	31,000	11,794
China Merchants Bank, Cl H	37,500	236,979
China Minsheng Banking, Cl H	55,500	31,637
Huaxia Bank, Cl A	7,400	7,119
Industrial Bank, Cl A	11,600	37,264
Oceanwide Holdings, Cl A	2,500	1,262
		903,583

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued

Health Care — 15.1%
3SBio*	12,500	$11,398
Alibaba Health Information Technology *	4,000	11,813
CanSino Biologics, Cl H *	600	13,658
Chengdu Kanghong Pharmaceutical Group, Cl A	400	2,965
China Medical System Holdings	13,000	14,519
China National Accord Medicines, Cl A	300	2,115
China National Medicines, Cl A	400	3,036
China Resources Pharmaceutical Group	15,500	7,956
China Resources Sanjiu Medical & Pharmaceutical, Cl A	500	1,919
CSPC Pharmaceutical Group	87,800	89,795
Genscript Biotech *	10,000	14,548
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	800	3,602
Guangzhou Kingmed Diagnostics Group, Cl A	300	5,916
Hansoh Pharmaceutical Group *	10,000	48,492
Huadong Medicine, Cl A	1,100	4,497
Luye Pharma Group	17,000	7,915
Microport Scientific	7,000	37,871
Ovctek China, Cl A	400	5,044
Ping An Healthcare and Technology *	5,000	60,615
Shandong Weigao Group Medical Polymer, Cl H	24,000	54,229
Shanghai Pharmaceuticals Holding, Cl A	1,200	3,546
Shanghai Pharmaceuticals Holding, Cl H	7,600	13,389
Shenzhen Mindray Bio-Medical Electronics, Cl A	600	39,343
Sinopharm Group, Cl H	13,200	32,107
Topchoice Medical, Cl A *	100	4,256
Winning Health Technology Group, Cl A	1,200	3,232
WuXi AppTec, Cl A	1,300	26,958
WuXi AppTec, Cl H	2,700	52,859
Wuxi Biologics Cayman *	26,000	344,706
Yunnan Baiyao Group, Cl A	800	13,989
		936,288
Industrials — 9.5%
51job ADR *	260	18,200
Air China, Cl A	3,900	4,496
Air China, Cl H	18,000	14,161
A-Living Smart City Services, Cl H	4,750	21,073
BOC Aviation	2,000	17,282
China Conch Venture Holdings	16,000	77,794
China Eastern Airlines, Cl A	5,500	3,962
China Everbright Environment Group	36,000	20,336
China Lesso Group Holdings	11,000	17,222
CITIC	56,000	39,650
Contemporary Amperex Technology, Cl A	1,300	70,258
Country Garden Services Holdings	13,000	87,937
Eve Energy, Cl A	1,200	15,054
Fosun International	24,500	38,485
Gotion High-tech, Cl A	800	4,817

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued

Industrials — continued
Greentown Service Group	14,000	$17,279
NARI Technology, Cl A	2,800	11,452
Shanghai International Airport, Cl A	600	6,988
Shanghai M&G Stationery, Cl A	600	8,179
Shenzhen Inovance Technology, Cl A	1,100	15,797
Siasun Robot & Automation, Cl A	800	1,515
Sinotrans, Cl A	2,500	1,693
Sinotruk Hong Kong	7,000	17,875
Xinjiang Goldwind Science & Technology, Cl A	2,000	4,387
Xinjiang Goldwind Science & Technology, Cl H	7,200	14,467
Zhejiang Expressway, Cl H	14,000	11,826
Zhejiang Weixing New Building Materials, Cl A	800	2,303
Zhengzhou Yutong Bus, Cl A	1,200	3,125
Zoomlion Heavy Industry Science and Technology	12,600	15,113
Zoomlion Heavy Industry Science and Technology, Cl A	3,700	5,638
		588,364
Information Technology — 5.0%
360 Security Technology, Cl A	2,700	6,529
AAC Technologies Holdings	7,000	39,181
Beijing Shiji Information Technology, Cl A	400	1,914
BYD Electronic International	6,500	34,035
China National Software & Service, Cl A	400	4,849
China TransInfo Technology, Cl A	800	2,355
Glodon, Cl A	400	4,848
GoerTek, Cl A	2,000	11,489
Kingdee International Software Group	23,000	93,734
Lenovo Group	70,000	66,083
Sangfor Technologies, Cl A	200	7,635
TravelSky Technology, Cl H	9,000	21,705
Unisplendour, Cl A	1,551	4,882
Wangsu Science & Technology, Cl A	1,500	1,591
Wuxi Lead Intelligent Equipment, Cl A	500	6,464
		307,294
Materials — 1.3%
Baoshan Iron & Steel, Cl A	10,700	9,800
BBMG, Cl A	4,900	2,240
Beijing Oriental Yuhong Waterproof Technology, Cl A	1,400	8,361
China Jushi, Cl A	1,600	4,916
China Molybdenum, Cl A	10,100	9,717
China Molybdenum, Cl H	33,000	21,535
GEM, Cl A	2,800	3,013
Lee & Man Paper Manufacturing	12,000	9,827
Transfar Zhilian, Cl A	2,000	1,450
Zhejiang Huayou Cobalt, Cl A *	700	8,544
		79,403

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued

Real Estate — 5.2%
China Merchants Property Operation & Service, Cl A	700	$2,320
China Merchants Shekou Industrial Zone Holdings, Cl A	3,900	7,978
China Overseas Land & Investment	37,000	80,453
China Overseas Property Holdings	15,000	7,815
China Vanke, Cl A	5,600	24,739
China Vanke, Cl H	16,500	56,923
Greenland Holdings, Cl A	4,700	4,218
Guangzhou R&F Properties	16,400	21,087
Jinke Properties Group, Cl A	3,000	3,274
KWG Group Holdings	12,000	16,374
Logan Group	13,000	21,292
Poly Developments and Holdings Group, Cl A	6,800	16,559
Poly Property Services	1,200	9,456
Shenzhen Investment	32,000	10,978
Wharf Holdings	15,000	40,335
		323,801
Utilities — 4.4%
Beijing Enterprises Water Group	46,000	18,510
China Gas Holdings	24,800	98,511
China Resources Gas Group	8,000	42,560
ENN Energy Holdings	7,600	111,542
Sichuan Chuantou Energy, Cl A	2,500	3,867
		274,990
TOTAL CHINA		5,961,479

HONG KONG — 3.9%
Health Care — 1.9%
Hutchison China MediTech ADR *	687	21,998
Sino Biopharmaceutical	100,000	96,726
		118,724
Real Estate — 2.0%
CIFI Holdings Group	32,000	27,114
Longfor Group Holdings	17,000	99,538
		126,652
TOTAL HONG KONG		245,376
TOTAL COMMON STOCK
(Cost $5,530,511)		6,206,855

TOTAL INVESTMENTS — 99.9%
(Cost $5,530,511)		6,206,855
OTHER ASSETS LESS LIABILITIES – 0.1%		4,496
NET ASSETS - 100%		$6,211,351

Schedule of Investments (Unaudited) December 31, 2020

KraneShares MSCI China ESG Leaders ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2020, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.